As filed with the Securities and Exchange Commission on July 23, 2020

Securities Act File No. ______

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [   ]

(Check appropriate box or boxes)

SEGALL BRYANT & HAMILL TRUST

 (Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

 (Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Derek W. Smith, Secretary

 Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

 Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

 Davis Graham & Stubbs LLP
1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 22, 2020, pursuant to Rule 488.

No filing fee is due because an indefinite number of shares of beneficial interest have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

[SBH Logo]

Segall Bryant & Hamill Trust

 225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

 (800) 392-2673

August 22, 2020

Dear Shareholder:

The Board of Trustees (“Board”) of Segall Bryant & Hamill Trust (the “Trust”) has recently approved an Agreement and Plan of Reorganization pursuant to which the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Acquired Fund”) would be combined with and into the Segall Bryant & Hamill Small Cap Value Fund (the “Acquiring Fund”) in what is expected to be a tax-free reorganization (the “Reorganization”), except that the Acquired Fund may recognize gain or loss with respect to certain types of assets.. The Acquired Fund and the Acquiring Fund are separate series of the Trust.

The Board of the Trust unanimously approved the reorganization of the Acquired Fund into the Acquiring Fund after considering the recommendation of Segall Bryant & Hamill, LLC, the investment adviser to the Funds, and concluding that the Reorganization would be in the best interests of the Acquiring Fund, the Acquired Fund, and their shareholders. The Reorganization is expected to occur on or about September 25, 2020.

Upon completion of the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, and will receive Acquiring Fund shares of the corresponding class equal in value to the Acquired Fund shares held on the closing date of the transaction. The Reorganization is expected to be tax-free to shareholders of the Funds for Federal income tax purposes. No commission, redemption fee or other transactional fee will be charged directly to the shareholders of the Funds as a result of the Reorganization. The Adviser has agreed to bear all of the costs of the Reorganization except commissions due to any portfolio transactions in connection with the Reorganization.

The Reorganization does not require shareholder approval, and you are not being asked to vote on its approval. We do, however, ask that you carefully review the enclosed Information Statement/Prospectus, which contains important information about each of the Funds.

If you have any questions, please call us toll-free at 1(800)392-2673 between 8 a.m. to 6 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/Philip L. Hildebrandt
President
Segall Bryant & Hamill Trust

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(800) 392-2673

INFORMATION STATEMENT/PROSPECTUS

August 22, 2020

Segall Bryant & Hamill Small Cap Value Dividend Fund

INTRODUCTION

This combined Information Statement and Prospectus (“Information Statement/Prospectus”) is being furnished in connection with the upcoming reorganization (the “Reorganization”) of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Acquired Fund”) with and into the Segall Bryant & Hamill Small Cap Value Fund (the “Acquiring Fund”) (each a “Fund” and, collectively, the “Funds”).

This Information Statement/Prospectus is being provided to shareholders of the Acquired Fund to inform you of the pending Reorganization and to provide you with information concerning the Acquiring Fund. Because shareholders of the Acquired Fund will ultimately hold shares of the Acquiring Fund, this Information Statement/Prospectus also serves as a Prospectus for the Acquiring Fund.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about the Acquiring Fund that a shareholder should know before investing. A Statement of Additional Information (the “SAI”) relating to this Information Statement/Prospectus dated August 22, 2020, containing additional information about the Reorganization and the Funds, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference (File No. ____). You may receive a copy of the SAI without charge by contacting the Funds at www.sbhfunds.com, or calling toll free (800) 392-2673 .

For more information regarding the Acquiring Fund, see the Prospectus and SAI for the Acquiring Fund dated May 1, 2020, as amended, which have been filed with the SEC and which are incorporated herein by reference (File Nos. 2-75677 and 811-03373). The annual report of the Acquired Fund for the fiscal period ended December 31, 2019 which highlights certain important information such as investment results and financial information for the Acquired Fund and which has been filed with the SEC, is incorporated herein by reference (File Nos. 2-75677 and 811-03373). You may receive copies of each of the Prospectuses, SAIs and shareholder reports mentioned above without charge by contacting the Funds at www. sbhfunds.com or by calling toll free (800) 392-2673.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/ PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY	1
The Reorganization	1
Board Considerations	2
The Trust	2
COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	2
COMPARISON OF FEES AND EXPENSES	3
COMPARISON OF SHAREHOLDER SERVICING ARRANGEMENTS	5
COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES	7
COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS	9
COMPARISON OF PERFORMANCE	11
INFORMATION ABOUT THE REORGANIZATION	13
The Agreement and Plan of Reorganization	13
Reasons for the Reorganization and Board Considerations	14
Tax Considerations	15
Expenses of the Reorganization	15
ADDITIONAL INFORMATION ABOUT THE FUNDS	16
Investment Adviser	16
Other Service Providers	16
Financial Highlights	16
Form of Organization	16
Capitalization	16
Security Ownership of Certain Beneficial Owners	16
EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B - COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	B-1
EXHIBIT C - SHAREHOLDER INFORMATION	C-1
EXHIBIT D - CAPITALIZATION	D-1
EXHIBIT E – FINANCIAL HIGHLIGHTS	E-1

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and in the Agreement and Plan of Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus carefully. For more complete information, please read each Fund’s Prospectus.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

The Reorganization

The Board of Trustees (“Board”) of Segall Bryant & Hamill Trust (the “Trust”) has approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Acquired Fund”) would be combined with and into the Segall Bryant & Hamill Small Cap Value Fund (the “Acquiring Fund”) (the “Reorganization”). The Reorganization is expected to qualify as a tax-free reorganization, except that the Acquired Fund may recognize gain or loss with respect to certain types of assets.

Acquired Fund	Acquiring Fund
Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Small Cap Value Dividend Fund”)	Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”)

The Reorganization Agreement will provide for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund;

●	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

●	the distribution of Acquiring Fund shares of beneficial interest to the shareholders of the Acquired Fund; and

●	the complete termination and liquidation of the Acquired Fund.

The Reorganization Agreement is not subject to approval by shareholders of the Acquired Fund. The Reorganization is expected to be effective on or about the close of business on September 25, 2020, or on a later date as the parties may agree (the “Closing Date”). The Acquiring Fund is expected to be the surviving entity for accounting purposes in its Reorganization.

As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares (of the particular class) as of the close of business on the Closing Date.

With respect to the reorganization of the Acquired Fund with and into the Acquiring Fund, the Trust expects that, following the Reorganization, former shareholders of the Acquired Fund will experience, as shareholders of the combined post-transaction Fund, the same or lower net total fund operating expense ratios of 1.14%% and 0.99%, for Retail Class and Institutional Shares, respectively.

See  “INFORMATION ABOUT THE REORGANIZATION,” below. It is expected that the Reorganization will be a tax-free reorganization except that the Acquired Fund may recognize gain or loss with respect to certain types of assets. See “INFORMATION ABOUT THE REORGANIZATION – Tax Considerations,” below.

Board Considerations

For the reasons set forth below under “Reasons for the Reorganization and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Trustees”), has concluded that the Reorganization is in the best interest of the Acquired Fund and its shareholders, and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of Trustees has also approved the Reorganization on behalf of the Acquiring Fund and has concluded that participation in the Reorganization is in the best interest of the Acquiring Fund and its shareholders, and that the interests of the Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganization, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

●	the terms of the proposed Reorganization;

●	the Reorganization is expected to qualify as a tax-free reorganization except that the Acquired Fund may recognize gain or loss with respect to certain types of assets;

●	that the only difference between the principal investment strategies of the Acquiring Fund and Acquired Fund is that the Acquired Fund primarily invests in dividend paying securities, while the Acquiring Fund does not consider the dividend paying nature of a security as part of its investment strategy,

●	that the Acquired Fund and Acquiring Fund had identical management fee, shareholder service fee and class structures;

●	that the Acquired Fund and Acquiring Fund had identical net operating expense ratios calculated in accordance with generally accepted accounting principles (GAAP) and as shown in the financial highlights of such Funds;

●	that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the Funds, although there can be no assurance that any such economies of scale will ultimately be achieved;

●	that neither the Funds nor their shareholders will bear any costs of the Reorganization because the Adviser has agreed to bear all of the costs of the Reorganization except commissions due to any portfolio transactions in connection with the Reorganization.

The Board also considered potential materially adverse consequences of the Reorganization, including that the Acquired Fund is expected to dispose up to 90% of its portfolio in order to better align with the Acquiring Fund portfolio holdings, which would cause the Acquired Fund to incur certain expenses, including brokerage commissions.

For the reasons discussed, the Trustees, including all of the Independent Trustees, determined that participation in the Reorganization is in the best interests of each of the Funds and their shareholders and that the interests of the Funds and their shareholders will not be diluted as a result of the Reorganization.

The Trust

Each of the Acquiring Fund and Acquired Fund (collectively, the “Funds”) is a series of the Trust, an open-end management investment company organized as a Massachusetts business trust. The Trust offers redeemable shares in different classes and series. The Funds presently offer Retail Class Shares and Institutional Class shares.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief summary discussion. A chart providing a side-by-side comparison of the Funds can be found in Exhibit B.

Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are as follows:

Investment Objectives
Acquired Fund	Acquiring Fund
Small Cap Value Dividend Fund: seeks to achieve long-term capital appreciation.	Small Cap Value Fund: seeks to achieve long-term capital appreciation.

While the principal investment strategies of the Acquiring Fund and the Acquired Fund are similar, there are certain differences, as discussed below.

Material Similarities in Principal Investment Strategies

Each Fund seeks to achieve its investment objective by investing in, under normal circumstances, at least eighty percent (80%) of the value of each Fund’s net assets plus any borrowings for investment purposes in equity securities of small-cap companies. Each Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Value Index, at the time of purchase. As of June 30, 2020, the benchmark capitalization range was $5.0 million to $5.0 billion. As of June 30, 2020, the weighted average market capitalization of the benchmark index was approximately $1.7 billion as compared to approximately $2.5 billion for the companies within the Small Cap Value Dividend Fund’s portfolio. As of June 30, 2020, the weighted average market capitalization of the benchmark index was approximately $1.7 billion as compared to approximately $2.1 billion for the companies within the Small Cap Value Fund’s portfolio. These market capitalization measures will fluctuate over time.

Each Fund emphasizes investments in small companies that the portfolio management teams believe to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis. The portfolio management team of each Fund also considers a company’s environmental, social, and corporate governance (ESG) practices.

Material Differences in Principal Investment Strategies

The Small Cap Value Dividend Fund is also subject to a principal investment strategy whereby at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-capitalization dividend-paying companies, while the Small Cap Value Fund is not subject to such investment strategy.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of each class of shares of each of the Funds. The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal periods ended December 31, 2019, for the Acquired Fund and the Acquiring Fund. Pro forma numbers are estimated in good faith.

Retail Class Shares

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Retail Class shares of a Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Small Cap Value Dividend Fund – Retail Class Shares(1)	Small Cap Value Fund– Retail Class Shares(2)	Combined Small Cap Value Fund – Retail Class Pro Forma
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)

Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.53%	0.44%	0.34%
Shareholder Service Fees(3)	0.20%	0.20%	0.20%
All Other Expenses	0.33%	0.24%	0.14%
Total Annual Fund Operating Expenses	1.33%	1.24%	1.14%
Fee Waivers and/or Expense Reimbursements	(0.19)%(4)(6)	(0.10)%(5)(6)	0.00%(5)
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements	1.14%(4)(6)	1.14%(5)(6)	1.14%(5)

(1)	Acquired Fund.

(2)	Acquiring Fund.

(3)	The Retail Class of the Small Cap Value Dividend Fund may pay a fee at an annual rate of up to 0.25% of average daily net assets to shareholder servicing agents. Refer to the “Shareholder Services Plan for Retail Class and Institutional Class Shares” section on page 6 of this Information Statement/Prospectus.

(4)	From May 1, 2020, until at least April 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% to the Small Cap Value Dividend Fund’s Retail Class for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2021, without the approval of the Board of Trustees.

(5)	From December 9, 2019, until at least December 31, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Small Cap Value Fund’s Financial Highlights will be no more than 1.14% to the Small Cap Value Fund’s Retail Class for such period. This agreement may not be terminated or modified by the Adviser prior to December 31, 2021, without the approval of the Board of Trustees.

(6)	Restated to reflect current fee waiver/reimbursement arrangements.

Example

The example below is intended to help you compare the costs of investing in the Acquired Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Acquired Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Small Cap Value Dividend Fund
Retail Class	$116	$403	$711	$1,585
Small Cap Value Fund
Retail Class	$116	$384	$671	$1,491
Pro Forma Combined Small Cap Value Fund
Retail Class	$116	$362	$628	$1,386

Institutional Class Shares

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of a Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Transaction Fees (fees paid directly from your investment)	Small Cap Value Dividend Fund – Institutional Class Shares(1)	Small Cap Value Fund– Institutional Class Shares(2)	Combined Small Cap Value Fund – Institutional Class Pro Forma

Annual Account Maintenance Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.37%	0.30%	0.22%
Shareholder Service Fees(3)	0.04%	0.06%	0.05%
All Other Expenses	0.33%	0.24%	0.14%
Total Annual Fund Operating Expenses	1.17%	1.10%	0.99%(5)
Fee Waivers and/or Expense Reimbursements	(0.18)%(4)(6)	(0.11)%(5)(6)	(0.00)%(5)
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements	0.99%(4)(6)	0.99%(5)(6)	0.99%

(1)	Acquired Fund.

(2)	Acquiring Fund.

(3)	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. Refer to the “Shareholder Services Plan for Retail Class and Institutional Class Shares” section on page 6 of this Information Statement/Prospectus.

(4)	From May 1, 2020, until at least April 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Small Cap Value Dividend Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Small Cap Value Dividend Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2021, without the approval of the Board of Trustees.

(5)	From December 9, 2019, until at least December 31, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Small Cap Value Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Small Cap Value Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to December 31, 2021, without the approval of the Board of Trustees.

(6)	Restated to reflect current fee waiver/reimbursement arrangements.

Example

The example below is intended to help you compare the costs of investing in the Acquired Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Acquired Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Small Cap Value Dividend Fund
Institutional Class	$101	$354	$626	$1,404
Small Cap Value Fund
Institutional Class	$101	$339	$596	$1,330
Pro Forma Combined Small Cap Value Fund
Institutional Class	$101	$315	$547	$1,213

COMPARISON OF SHAREHOLDER SERVICING ARRANGEMENTS

Shareholder Services Plan for Retail Class and Institutional Class Shares

Each Fund has adopted a shareholder services plan (a “Shareholder Services Plan”) with respect to its Retail Class and Institutional Class. Under the Shareholder Services Plan, a Fund is authorized to pay select financial intermediaries and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis, with respect to the Retail Class 0.25% of the average daily net asset value of the Retail Class of a Fund and with respect to the Institutional Class 0.10% of the average daily net asset value of the Institutional Class, each to the extent attributable to or held in the name of a Participating Organization. The fee is compensation for providing some are all of the following on-going services: (a) establishing and maintaining accounts and records related to a Participating Organization’s clients (each a “beneficial shareholder” and collectively “beneficial shareholders”) who invest in the Fund; (b) aggregating and processing of beneficial shareholders’ orders; (c) processing dividend and other distribution payments from the Fund on behalf of beneficial shareholders; (d) preparing tax reports or forms on behalf of beneficial shareholders; (e) forwarding communications from the Fund to beneficial shareholders; and (f) providing such other similar Services as applicable statutes, rules or regulations permit.

Payments to Financial Intermediaries

Each Fund’s Adviser may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries out of their own resources. The amount of these payments is determined by the adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Comparison of Fund Assets

As of June 30, 2020, the approximate total net assets of the Small Cap Value Dividend Fund and the Small Cap Value Fund were as follows:

Small Cap Value Dividend Fund	$58,258,881
Small Cap Value Fund	$229,058,365

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

Investment Minimums. The Acquiring Fund and the Acquired Fund each offer investors two Classes of shares: Retail Class and Institutional Class. The minimum initial purchase is $2,500 for the Retail Class and $250,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for the Institutional Class.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Purchasing Shares

You may purchase additional Fund shares through any of the options below. In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another Fund by any of these methods.

By Mail

Opening a New Account

Mail a completed Account Application with your check to:

Segall Bryant & Hamill Funds

P.O. Box 46707

Cincinnati, OH 45246-07073

By Express, Certified, or Registered Mail to

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246.

Adding to Your Existing Account

Complete the tear-off investment slip from your last statement and mail with your check to the appropriate address. Or, send your check and a written request following the instructions described in the section “How to Invest and Obtain Information” of the Information Statement/Prospectus to the appropriate address to the appropriate address.

By Telephone*	If you are an existing shareholder, you may purchase additional Fund shares by telephone. Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.
By Online Access*	If you are an existing shareholder, you may purchase additional shares online. Access the Segall Bryant & Hamill Transaction Center at www.sbhfunds.com 24 hours a day, seven days a week.
By Automatic Investment Plan

Complete the Automatic Investment Plan Section on your Account Application to have money automatically withdrawn from your bank account monthly, quarterly or annually.

The minimum automatic investment for Retail Class shares is $25 per month per Fund.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire

You may purchase Fund shares by wire transfer from your bank account to your Fund account.

To place a purchase by wire, please call (800) 392-2673 to speak with a Segall Bryant & Hamill Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” in the Information Statement/Prospectus.

Important notes on purchasing shares:

●	When you purchase shares, your request will be processed at the net asset value calculated after your order is received in good order and with clear instructions as to the Fund, account number, and amount.

●	Please make your check payable to “SBH Funds” in U.S. dollars drawn on a U.S. bank account.

●	Cash, post-dated checks, credit card checks, traveler’s checks, money orders, instant loan checks, third-party checks, checks drawn on foreign banks and cashier’s check for amounts under $10,000 will not be accepted for purchases. Cashier’s checks for amounts over $10,000 will be accepted for purchases.

●	If you are purchasing shares in a retirement account(3) please indicate whether the purchase is a rollover, a current year or a prior-year contribution.

●	After receipt of your order by telephone, or online, your bank account will be debited within 1-2 business days.

●	If a check does not clear your bank, Segall Bryant & Hamill Funds reserves the right to cancel the purchase.

●	If Segall Bryant & Hamill Funds is unable to debit your predesignated bank account for purchases, Segall Bryant & Hamill Funds may make additional attempts or cancel the purchase.

●	Segall Bryant & Hamill Funds reserves the right to reject any order.

●	If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Segall Bryant & Hamill Funds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds.

●	A transfer of shares between classes of the same Fund generally is not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

Investment Minimums	Retail Class(1)	Institutional Class(2)
To open a new regular account	$2,500	$250,000
To open a new retirement, education(3) or UGMA/UTMA account	$1,000	$250,000
To open an Automatic Investment Plan account	$1,000	$250,000
Automatic Investments	$25 per month per Fund	–
To add to any type of account	$25	–

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part, including the right to waive the Institutional Class minimums if, in the Adviser’s sole opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum.

(1)	Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums: $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts.

(2)	The minimum investment in the Institutional Class shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership within a Fund. Common ownership includes individual and joint accounts as well as accounts where an investor has beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. Please see the section “Accounts Opened Through a Service Organization” in the Information Statement/Prospectus for more information regarding investment minimums on accounts opened through a service organization.

(3)	A description of the retirement and education accounts available for investment in the Segall Bryant & Hamill Funds may be found in the Statement of Additional Information (“SAI”) for the Funds. Please see the back cover of this prospectus for the telephone number, mailing address, and website address where you can request a free copy of the SAI.

Exchanging Shares

You may (i) exchange your Fund shares with shares of another series of the Trust or (ii) exchange shares between classes of the same Fund, through any of the options below. In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

By Mail	Send a written request following the instructions in the section “Exchanging Shares” of the Information Statement/Prospectus and mail to the appropriate address.

By Telephone*	Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.
By Online Access*	Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.
Automatically	Call (800) 392-2673 to receive instructions for automatically exchanging shares between funds on a monthly, quarterly or annual basis (“Systematic Exchange Agreement”).

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” of the Information Statement/Prospectus.

Important notes on exchanging shares:

●	Exchanges must meet the minimum investment requirements described in the section “Purchase and Sale of Fund Shares” of the Information Statement/Prospectus.

●	Exchanges between accounts will be accepted only if registrations are identical.

●	Please be sure to read the Prospectus for the Fund into which you are exchanging.

●	An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-advantaged account.

●	Exchanges of shares between classes of the same Fund are generally not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

Redeeming Shares

You may redeem your Fund shares by any of the options below.

By Mail	Send a written request following the instructions in the “Redeeming Shares” section of the Information Statement/Prospectus and mail to the appropriate address.
By Telephone*

If you are an existing shareholder, you may redeem your shares by telephone.

Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time or use the Segall Bryant & Hamill Automated Service Line 24 hours a day, seven days a week.

By Online Access*	If you are an existing shareholder, you may redeem your shares online. Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.
By Systematic Withdrawal Plan

You may redeem Fund shares automatically (in any multiple of $50) monthly, quarterly or annually.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire

You may redeem Segall Bryant & Hamill shares by wire transfer from your Segall Bryant & Hamill account to your bank account.

You must have established bank instructions prior to placing wire redemptions.

To arrange a wire redemption, please call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

To add bank instructions to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” of the Information Statement/Prospectus.

Important notes on redeeming shares:

●	You may redeem your Fund shares on any business day that the New York Stock Exchange (the “Exchange”) is open.

●	Generally, redemption proceeds will be sent by check to the shareholder’s address of record within seven days after receipt of a valid redemption request.

●	Generally, a wire transfer will be sent directly into your designated bank account the next business day after receipt of your valid redemption request, and an electronic funds transfer will be sent the second business day after receipt of your order.

●	If the shares you are redeeming were purchased by check, Segall Bryant & Hamill Funds will delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear. If the shares you are redeeming were purchased by telephone, online or through the Automatic Investment Plan, Segall Bryant & Hamill Funds will delay the mailing of your redemption check until confirmation of adequate funds has been received, which is generally no longer than five business days.

●	The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following summarizes and compares the principal risks of investing in the Funds. The fact that a risk is not listed as a principal risk does not necessarily mean that shareholders of that Fund are not subject to that risk. You may lose money on your investment in any Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.

Fundamental Investment Limitations

The Acquired Fund and the Acquiring Fund share identical fundamental and non-fundamental investment limitations.

Comparison of Principal Risks of the Funds

Because of the similarities between the investment objectives, strategies and limitations of the Funds, the risks of investing in the Acquiring Fund are similar to the risks of investing in the Acquired Fund.

Material Differences in Principal Risks across the Acquired and Acquiring Funds

The table below shows the principal risk factors of the Acquired Fund, as well as a description of what each such risk factor entails. In addition, the table also shows, for the Acquiring Fund, the corresponding principal risk factor (if applicable), as well as a description of whether the risk profile of that particular risk factor is the same in the Acquiring Fund.

Comparison of Principal Risks between the Small Cap Value Dividend Fund vs. the Small Cap Value Fund

	Acquired Fund Small Cap Value Dividend Fund	Acquiring Fund Small Cap Value Fund
Small Company Risk	The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.	Identical Risk.

Value Investing Risk	The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.	Identical Risk.
Market Risk	As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.	Identical Risk.
Portfolio Management Risk	The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.	Identical Risk.
Sector Focus Risk	The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are focused, the Fund may perform poorly during that period.	Identical Risk.
Financial Sector Risk	The Fund may invest a significant portion of its assets in the financial sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services.	No corresponding risk.

COMPARISON OF PERFORMANCE

Set forth below is past performance information for the Acquired Fund and the Acquiring Fund, which may help provide an indication of each Fund’s risk.

Performance information in the bar charts and tables below illustrates the variability of the Funds’ returns and provides some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year. Past performance (before and after taxes) does not indicate future results.

Updated performance information is available on the Funds’ website at www.sbhfunds.com or call toll-free (800) 392-2673.

Small Cap Value Dividend Fund

During the periods shown in the chart, the highest quarterly return for Retail Class was 15.06% (for the quarter ended December 31, 2016) and the lowest quarterly return was (18.85)% (for the quarter ended December 31, 2018). The calendar year-to- date return for the Retail Class through June 30, 2020 was (25.36)%.

Annual Total Return (for calendar years ended 12/31)

Retail Class

Acquired Fund’s Average Annual Total Returns for the periods ended December 31, 2019

Segall Bryant & Hamill Small Cap Value Dividend Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	15.10%	3.03%	8.89%
Return After Taxes on Distributions	14.25%	0.48%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares	9.55%	2.19%	7.05%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	15.26%	3.22%	9.06%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%

Small Cap Value Fund

The Retail Class shares of the Fund commenced operations on December 9, 2019, and therefore has not completed a full calendar year of investment operations. Performance returns for the Retail Class will be included when the Retail Class has completed a full calendar year of investment operations. The Retail Class would have substantially similar annual returns to the Institutional Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

During the periods shown in the chart, the highest quarterly return for Institutional Shares was 14.11% (for the quarter ended March 31, 2019) and the lowest quarterly return was (13.32)% (for the quarter ended December 31, 2018). The calendar year-to-date return for the Institutional Class through June 30, 2020 was (18.49)%.

Annual Total Return (for calendar years ended 12/31)

Institutional Class

Acquiring Fund’s Average Annual Total Returns for the periods ended December 31, 2019

Segall Bryant & Hamill Small Cap Value Fund	1 Year	5 Years	Since Inception (July 31, 2013)
Institutional Class
Return Before Taxes	24.62%	8.71%	9.38%
Return After Taxes on Distributions	22.42%	6.97%	7.69%
Return After Taxes on Distributions and Sale of Fund Shares	15.30%	6.33%	6.90%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	7.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

The  “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Acquired Fund shares, a tax deduction is provided that benefits the investor.

INFORMATION ABOUT THE REORGANIZATION

The Agreement and Plan of Reorganization

The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement and Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities; and (ii) the distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund, as provided for in the Reorganization Agreement. The Acquired Fund will then be terminated and liquidated.

After the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares (of the particular class) as of the close of business on the Closing Date. Shares of the Acquiring Fund will not be represented by physical certificates.

The Acquiring Funds and the Acquired Funds have adopted the same valuation policies and procedures and therefore there are no differences between their respective valuation policies and procedures for purposes of valuing assets in each respective Fund.

Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem or exchanges their shares.

The obligations of the Fund under the Reorganization Agreement are subject to various conditions including receipt of an opinion from legal counsel that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes except with respect to certain types of assets of the Acquired Fund. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.

Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization and Board Considerations

The proposed Reorganization were presented to the Board for consideration at a meeting held on July 16, 2020.

The Board took note of the fact that the Reorganization is being conducted in accordance with applicable rules articulated in Rule 17a-8 under the 1940 Act that permit affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant applicable conditions were satisfied in connection with each Reorganization, specifically that, with respect to the Reorganization:

●	The Acquiring Fund is a registered investment company (or a series of a registered investment company);

●	The Board has made the required determinations that (i) participation in the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and (ii) the interests of the Acquired Fund’s existing shareholders and Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization;

●	The trustees have requested and evaluated such information as may reasonably be necessary to their determinations above and have considered and given appropriate weight to all pertinent factors;

●	The determinations above and the bases thereof, including the factors considered by the trustees are recorded fully in the minute books of the Acquired Fund and Acquiring Fund;

●	The Board of the Acquired Fund and Acquiring Fund each satisfy the fund governance standards defined in the rules of the 1940 Act; and

●	The Acquiring Fund preserves written records that describe the Reorganization and its terms for six years (and for the first two years in an easily accessible place).

At this meeting, the Board requested information about the proposed Reorganization from the Adviser and its representatives and the Adviser and its representatives provided such information. Representatives of the Adviser had informed the Board of Trustees that, in their view, the Reorganization would be advisable and in the best interests of the Acquired Fund, the Acquiring Fund, and their existing shareholders because, among other things, the Reorganization would combine two funds with principal investment strategies that only differ in that the Acquired Fund primarily invests in dividend paying securities, while the Acquiring Fund does not consider the dividend paying nature of a security as part of its investment strategy, into a single fund having a larger asset base which has the potential to produce economies of scale by spreading costs over a larger base of assets.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganization, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

●	the terms of the proposed Reorganization;

●	the Reorganization is expected to qualify as a tax-free reorganization except that the Acquired Fund may recognize gain or loss with respect to certain types of assets;

●	that the only difference between the principal investment strategies of the Acquiring Fund and Acquired Fund is that the Acquired Fund primarily invests in dividend paying securities, while the Acquiring Fund does not consider the dividend paying nature of a security as part of its investment strategy;

●	that each set of Acquired Fund and Acquiring Fund had identical management fee class structures;

●	that the Acquired Fund and Acquiring Fund had identical operating expense ratios calculated in accordance with generally accepted accounting principles (GAAP) and as shown in the financial highlights of such Funds;

●	that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the Funds, although there can be no assurance that any such economies of scale will ultimately be achieved;

●	that neither the Funds nor their shareholders will bear any costs of the Reorganization because the Adviser has agreed to bear all of the costs of the Reorganization except the commissions due to any portfolio transactions in connection with the Reorganization.

The Board also considered potential materially adverse consequences of the Reorganization, including that the Acquired Fund is expected to dispose up to 90% of its portfolio in order to better align with the Acquiring Fund portfolio holdings, which would cause the Acquired Fund to incur certain expenses, including brokerage commissions.

For the reasons discussed, the Trustees, including all of the Independent Trustees, determined that participation in the Reorganization is in the best interests of each of the Funds and their shareholders and that the interests of the Funds and their shareholders will not be diluted as a result of the Reorganization.

In the event the Reorganization does not occur, the Board will consider other possible courses for the Acquired Fund, including but not limited to, liquidating the Acquired Fund, continuing to operate the Acquired Fund as it currently exists, or merging the Acquired Fund with another series of the Trust that is managed by the Adviser.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Fund and their shareholders, nor the Acquiring Fund and their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transaction contemplated by the form of Agreement and Plan of Reorganization, except that the Acquired Fund may recognize gain or loss with respect to certain types of assets. As a nonwaiveable condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Davis Graham & Stubbs LLP, counsel to the Trust, to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes, except that the Acquired Fund may recognize gain or loss on “section 1256 contracts,” on any shares of a passive foreign investment company,” and on any asset of Acquired Fund as to which gain or loss is required to be recognized at the end of a taxable year or upon termination thereof or upon the transfer of such assets regardless of whether such transfer would otherwise be considered nontaxable. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Fund may pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of Acquired Fund shareholders.

In connection with the Reorganization, it is anticipated that the Acquired Fund will sell approximately 90% of its portfolio securities, which are not intended to be retained by the respective Acquiring Fund, and which would be sold in order to better align the portfolio with that of the respective Acquiring Fund. The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Acquired Fund, depending upon the specific circumstances of the portfolio security, which are then passed through to shareholders.

It is anticipated that a significant portion of the Fund’s holdings in the Acquired Fund will be sold, constituting approximately 90% of the Fund’s portfolio in the aggregate. Based on information from the Adviser, the Funds expect that the sales for the Acquired Fund (to be reorganized with and into the Acquiring Fund) will generate net short term and long term capital losses which will carryover to the Acquired Fund, subject to certain IRS limitations.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Tax Capital Loss Carryforwards and Unrealized Capital Losses

Federal income tax law generally permits a regulated investment company to carry forward indefinitely net capital losses to offset its capital gains recognized in future years. Presently, the Acquired Fund and the Acquiring Fund have no net capital loss carryforwards from prior taxable years. However, the Acquired Fund expects to have capital loss carryforwards for its tax year ending on the Closing Date. In addition, the Acquired Fund and/or the Acquiring Fund may have net unrealized capital gains or losses as of the Closing Date.

The Reorganization may result in a number of limitations on the combined Fund’s ability to use realized and unrealized losses of the combining Funds. First, in the tax year of the combined Fund in which the Reorganization occurs, the combined Fund will be able to use any carryforwards of the Acquired Fund’s capital losses from the Acquired Fund’s short taxable year ending on the Closing Date, to offset a prorated portion of the combined Fund’s capital gains for such tax year, based on the number of days remaining in the combined Fund’s tax year after the Closing Date.

Second, the Reorganization may result in certain limitations on the combined Fund’s ability to use a portion of capital losses recognized by the Acquired Fund in the taxable year that terminates upon the closing of the Reorganization, and, in certain cases, a net unrealized loss inherent in the assets of the Acquired Fund at the time of the Reorganization. This limitation would apply if the Acquired Fund’s shareholders own less than 50% of the combined Fund immediately after the Reorganization. This limitation is imposed on an annual basis. The aggregate annual limitation described in this paragraph for periods following the Reorganization generally will equal the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate” published by the Internal Revenue Service in effect at the time of the Reorganization. Losses in excess of the limitation may be carried forward to future years, subject to applicable limitations.

Third, if the Acquired Fund or the Acquiring Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the combined Fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund. This limitation will generally apply if the Acquiring Fund’s or the Acquired Fund’s unrealized capital gains as of the date of the Reorganization are greater than the lesser of $10,000,000 or 15% of the fair market value of its assets as of the Closing Date.

Fourth, any capital loss carryforwards from the short taxable year of the Acquired Fund ending on the Closing Date and, potentially, any unrealized capital losses of either the Acquiring Fund or the Acquired will benefit the shareholders of the combined Fund, rather than only the shareholders of the combining Fund that incurred the loss.

Even if a particular limitation described above would not be triggered solely by the Reorganization, a similar limitation may be triggered by the Reorganization together with one or more other transactions entered into by the Acquiring Fund or the Acquired Fund. By reason of the foregoing rules, shareholders of the Acquired Fund that are not generally exempt from federal income taxation may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Expenses of the Reorganization

The Adviser is responsible for the expenses related to the Reorganization and neither the Funds nor their shareholders will bear any of the costs or expenses incurred in connection with carrying out the Reorganization except commissions due to any portfolio transactions in connection with the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

Segall Bryant & Hamill, LLC (the “Adviser”), subject to the authority of the Fund’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1994 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 540 West Madison Street, Suite 1900, Chicago, IL 60661.

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. The Board, shareholders of the relevant Fund or the Adviser may terminate the Advisory Agreement with respect to such Fund upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Funds’ Advisory Agreement is provided in the Funds’ annual report to shareholders for the period ended December 31, 2019.

Other Service Providers

Brown Brothers Harriman located at 50 Post Office Square, Boston, MA 02110 (“BBH”), serves as Custodian for the Funds.

Ultimus Fund Solutions, LLC located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (“Ultimus”) pursuant to a Master Services Agreement, serves as transfer agent for the Funds.

Financial Highlights

The fiscal year end of the Funds is December 31. The financial highlights of the Acquired Fund and Acquiring Fund, enclosed herein as Exhibit F, are contained in the respective Fund’s most recent annual report dated December 31, 2019. Deloitte & Touche LLP, the Funds’ independent registered public accounting firm at the time the financial statements were issued, has audited the financial highlights for each of the five years in the period ended December 31, 2019 for the Acquired Fund and has audited the financial highlights for the six months ended December 31, 2019 for the Acquiring Fund. The financial highlights for each of the five years in the period ended June 30, 2019 for the Acquiring Fund were audited by other auditors. The annual report to shareholders, including the financial highlights, is incorporated by reference herein. As to the Acquiring Fund, the statement of operations for the year ended June 30, 2019, the statements of changes in net assets for the two years in the period ended June 30, 2019, and the financial highlights for each of the five years in the period ended June 30, 2019 were audited by other auditors.

Form of Organization

The Funds are series of the Trust, which is an open-end management investment company organized as a Massachusetts business trust. The Trust is governed by a Board of Trustees.

Capitalization

The table at Exhibit D provides information regarding the capitalization of the Acquired Fund and Acquiring Fund as of December 31, 2019, and on a pro forma basis as of December 31, 2019, giving effect to the Reorganization as if it had occurred on that date.

Security Ownership of Certain Beneficial Owners

For a list of shareholders or entities that, to the best of each Acquired Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of the Acquired Fund as of July 14, 2020, please refer to Exhibit E of this Information Statement/Prospectus.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this __ day of __, 2020, by Segall Bryant & Hamill Trust, a Massachusetts business trust (the “Trust”), on behalf of the Segall Bryant & Hamill Small Cap Value Fund (the “Acquiring Fund”) and the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Acquired Fund”) (the Acquiring Fund and Acquired Fund referred to herein as a “Fund” and collectively, the  “Funds”); Segall Bryant & Hamill, LLC, the investment adviser to the Acquiring Fund and the Acquired Fund (“Adviser”) (only for purposes of Sections 1.7, 5.11, and 9.1 of the Agreement).  The principal place of business of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 and the Adviser is 540 West Madison Street, Suite 1900, Chicago, Illinois 60661-2551.

The reorganization will consist of:

(a)	the transfer of all the assets of the Acquired Fund to the Acquiring Fund, in exchange solely for Retail Class and Institutional Class shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund; and

(b)	the pro rata distribution of the Retail Class and Institutional Class shares of the Acquiring Fund to the Retail Class and Institutional Class shareholders, respectively, of the Acquired Fund and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Trust, the Acquired Fund is a separate series of the Trust, the Trust is an open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust, including the Independent Trustees, has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND’S LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE ACQUIRED FUND

1.1       THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund.  In consideration for such transfer, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Retail Class and Institutional Class Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all the liabilities of the Acquired Fund, as set forth in Section 1.3.  All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2       ASSETS TO BE TRANSFERRED.  The Acquired Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, as such term is defined in Section 3.1.

1.3       LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.  Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Acquired Fund, which assumed liabilities shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4       LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”):  (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Acquired Fund Shareholders”), all of the Retail Class and Institutional Class Shares received by the Acquired Fund pursuant to Section 1.1 on a pro rata basis; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders.  The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed by the Trust and canceled on its books.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5       OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued at the Closing to the Acquired Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Acquired Fund Shareholders.

1.6       STATE FILINGS.  Promptly following the Closing Date, the Trust shall make any filings with the State of Massachusetts that may be required under the laws of the State of Massachusetts to effect the termination of the Acquired Fund, and shall file final tax returns with the State of Colorado and elsewhere to the extent required under applicable law.

1.7       TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund Shares shall be paid by the Adviser.

1.8       TERMINATION.  The Acquired Fund shall be dissolved, terminated and have its affairs wound up in accordance with Massachusetts state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9       BOOKS AND RECORDS.  All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth in Rule 17a-8 under the 1940 Act.

ARTICLE II
VALUATION

2.1       VALUATION OF ASSETS AND LIABILITIES.  The value of the Acquired Fund’s net assets shall be the value of all the Acquired Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Acquired Fund’s liabilities.  The value of the Acquired Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Trust’s Certificate of Trust, Declaration of Trust, and Bylaws, each as amended and/or restated (the “Trust Governing Documents”), the Trust’s Pricing and Valuation Committee Procedures and the Acquired Fund’s then-current prospectus and statement of additional information.

2.2       VALUATION OF SHARES.  The aggregate net asset value of each class of Acquiring Fund Shares shall be the aggregate net asset value of the respective class of the Acquired Fund on the Valuation Date, using the valuation procedures set forth in the Trust Governing Documents and the Acquired Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3       SHARES TO BE ISSUED.

(a)       The number of full and fractional Retail Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Acquired Fund attributable to the Retail Class shares of the Acquired Fund shall be equal to the aggregate net asset value attributable to the Retail Class shares of the Acquired Fund divided by the net asset value per share for the Retail Class shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Retail Class shareholder of the Acquired Fund will receive the number of full and fractional shares of Retail Class shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Retail Class shares of the Acquired Fund held by that Retail Class shareholder immediately prior to the Reorganization divided by the net asset value per share for the Retail Class shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(b)       The number of full and fractional Institutional Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Acquired Fund attributable to the Institutional Class shares of the Acquired Fund shall be equal to the aggregate net asset value attributable to the Institutional Class shares of the Acquired Fund divided by the net asset value per share for the Institutional Class shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Institutional Class shareholder of the Acquired Fund will receive the number of full and fractional shares of Institutional Class shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Institutional Class shares of the Acquired Fund held by that Institutional Class shareholder immediately prior to the Reorganization divided by the net asset value per share for the Institutional Class shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

2.4       EFFECT OF SUSPENSION IN TRADING.  The Valuation Date and Closing Date (as defined in Section 3.1) shall be postponed, if on the Valuation Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, as mutually agreed to by the parties. The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5       DETERMINATION OF VALUE. All computations of value shall be made by Ultimus Fund Solutions, LLC, the Trust’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Trust.

ARTICLE III
CLOSING AND CLOSING DATE

3.1       CLOSING DATE.  The Closing shall occur on September 25, 2020 or such other date as the parties may agree in writing (the “Closing Date”).  Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the Valuation Date.  The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of Ultimus Fund Solutions, LLC in Cincinnati, Ohio or at such other time and/or place as the parties may agree.

3.2       CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall cause Brown Brothers Harriman & Co., as custodian for the Acquired Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable foreign, U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3       TRANSFER AGENT’S CERTIFICATE.  The Acquired Fund shall cause Ultimus Fund Solutions, LLC as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause Ultimus Fund Solutions, LLC, its transfer agent, to issue and deliver to the Acquired Fund at the Closing (a) a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.4       DELIVERY OF ADDITIONAL ITEMS.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1       REPRESENTATIONS OF THE ACQUIRED FUND.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)       The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b)       The Acquired Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust, as amended.

(c)       The Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)       The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)       Except for conversion fees to be payable to the Acquired Fund’s transfer agent and custodian in connection with the Reorganization, or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund has no material contracts or other commitments that will be terminated with liability to the Acquired Fund before the Closing Date.

(f)       No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)       The financial statements of the Acquired Fund for the fiscal year ended December 31, 2019, have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of December 31, 2019, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements. The financial statements of the Acquired Fund for the semi-annual period ended June 30, 2020, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of June 30, 2020, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

(h)       Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquired Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund.  For the purposes of this subsection (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)       All U.S. federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects.  All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above.  To the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquired Fund.

(j)       All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund (recognizing that under Massachusetts law, the Acquired Fund shareholders under certain circumstances could be held personally liable for the obligations of the Acquired Fund). All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 3.3.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquired Fund, and has no outstanding securities convertible into shares of the Acquired Fund.

(k)       At the time of the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l)       The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.  This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)       The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and applicable other laws and regulations.

(n)       The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Trust or the Acquired Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o)       For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” (a “RIC”) as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the  “Code”), (ii) has been eligible to and has computed (or in the case of its taxable year ending on the Closing Date, will have been eligible to and will have computed) its U.S. federal income tax under Section 852 of the Code, and (iii) has been (or, in the case of the short taxable year ending on the Closing Date, will) be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquired Fund will qualify as a RIC as of its taxable year ending on the Closing Date and will have satisfied the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code for such taxable year. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a RIC under the Code.

(p)       No governmental consents, approvals, authorizations or filings are required under the 1933 Act, Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts state law, as applicable, for the execution of this Agreement by the Trust on behalf of the Acquired Fund, except for the filing of any documents that may be required under Massachusetts state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(q)       The Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Trust.

4.2       REPRESENTATIONS OF THE ACQUIRING FUND.  The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)       The Trust is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b)       The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust, as amended.

(c)       The Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)       The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)       No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f)       The financial statements of the Acquiring Fund for the fiscal year ended December 31, 2019, have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of December 31, 2019, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements. The financial statements of the Acquiring Fund for the semi-annual period ended June 30, 2020, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of June 30, 2020, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(h)       Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquired Fund.  For the purposes of this subsection (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(i)       All U.S. federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects.  All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above.  To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquiring Fund.

(j)       All issued and outstanding shares of the Acquiring Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund (recognizing that under Massachusetts law, the Acquiring Fund shareholders under certain circumstances could be held personally liable for the obligations of the Acquiring Fund). All of the issued and outstanding shares of the Acquiring Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquiring Fund’s transfer agent as provided in Section 3.3.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquiring Fund and has no outstanding securities convertible into shares of the Acquiring Fund.

(k)      The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)       The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other applicable laws and regulations.

(m)     The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(n)       For each taxable year of its operations, including its taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, and has qualified or will qualify (in the case of the taxable year that includes the Closing Date), as a RIC, (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code and will do so for the taxable year that includes the Closing Date, and (iii) has been (or in the case of the taxable year that includes the Closing Date, will) be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund will qualify as a RIC for its taxable year that includes the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year that includes the Closing Date, the diversification requirements of Section 851(b)(3) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC under the Code. (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts state law, as applicable, for the execution of this Agreement by the Trust on behalf of the Acquiring Fund, except for the filing of any documents that may be required under Massachusetts state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(p)      The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(q)      The Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Trust.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

5.1       OPERATION IN ORDINARY COURSE.

(a)        Subject to Section 1.2 and Section 5.1(b), the Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions.  The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement.  No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)        Prior to the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of interest excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of the Acquired Fund’s net capital gain, if any (after reduction for any capital loss carryforward and computed without regard to any dividends paid), recognized in all taxable periods or years ending on or prior to the Closing Date.

5.2       NO SHAREHOLDER APPROVAL.  The Acquired Fund will rely on Rule 17a-8 under the 1940 Act, and therefore, no special meeting of Acquired Fund shareholders shall be called to consider and act upon this Agreement (or transactions contemplated thereby) or to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3       INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4       ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares as permitted by shareholder account registrations.

5.5       FURTHER ACTION.  Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.  In particular, the Acquired Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Acquired Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6       STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Trust’s Treasurer, a statement of the earnings and profits of the Acquired Fund for U.S. federal income tax purposes.

5.7       REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Acquired Fund.

5.9       TAX STATUS OF REORGANIZATION.  The parties intend that the Reorganization will not qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Trust, the Acquired Fund, or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement. The parties hereto agree to report the Reorganization as a reorganization qualifying under Code Section 368(a).

5.10       STATEMENT OF ASSETS AND LIABILITIES. The Acquired Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

5.11       CONFIDENTIALITY.

(a)       The Trust, the Acquiring Fund, the Acquired Fund, and the Adviser (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)       In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1       All representations, covenants, and warranties of the Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Trust’s President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2       The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1       All representations, covenants, and warranties of the Trust and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Acquired Fund’s name by the Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2       The Acquired Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing.

7.3       Five (5) business days prior to the Closing Date, the Acquired Fund shall have furnished the Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments. At least two (2) business days prior to the Closing Date, the Acquiring Fund shall have notified the Acquired Fund of any assets of the Acquired Fund deemed as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Trust Governing Documents, or of investment restrictions in the Acquiring Fund’s prospectus or statement of additional information. As of the Closing Date, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall include no assets which were identified by the Acquiring Fund to the Acquired Fund pursuant to the prior sentence. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgement of the Trust’s Board of Trustees, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interest of the Acquired Fund.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions or waiver by the affected parties:

8.1       This Agreement and the transactions contemplated herein shall have been approved by the Trust’s Board of Trustees, in accordance with Rule 17a-8 under the 1940 Act, and a copy of such resolutions shall be included in the corporate records of the Trust, certified by the Secretary or equivalent officer.

8.2       On the Closing Date, the Securities and Exchange Commission (the “Commission”) shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3       All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.4       The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Trust and its Boards of Trustees, substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a)       The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund followed by the pro rata distribution, by class, by the Acquired Fund of all the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)       No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)       No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in section 1256(b) of the Code, or (2) the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the Tax Year of the Acquired Fund, or (2) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(d)       No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)       The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f)       The Acquiring Fund’s tax basis in the assets received from the Acquired Fund in the Reorganization will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization., except that the Acquiring Fund’s tax basis will be increased by any gain recognized by the Acquired Fund in the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund, except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period.

(g)        The Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable limitations imposed by Sections 381 through 384 of the Code and regulations thereunder.

Notwithstanding anything to the contrary herein, no opinion is expressed as to (1) the effect of the Reorganization on the Acquired Fund or the Acquiring Fund with respect to (i) any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, or (ii)  “section 1256 contracts” as defined in Section 1256(b) of the Code, or (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and on such representations as tax counsel may reasonably request of the Funds, the Trust and/or their agents, and the Trust will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8.4 of this Agreement.

ARTICLE IX
EXPENSES

9.1       The Funds will pay no expenses associated with their participation in the Reorganization. The Adviser will pay all expenses incurred by the Acquiring Fund and the Acquiring Fund in connection with this Agreement and the transactions contemplated hereby whether or not the Reorganization is consummated (the “Reorganization Expenses”). The Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the registration statement and amendments thereto; (b) postage; (c) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) expenses associated with special meetings of the Trust’s Boards of Trustees in connection with the Reorganization; and (h) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, the Adviser will bear full responsibility for payment of the Reorganization Expenses.

9.2       Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3       Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

10.1       The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2       Except for the covenants set forth in Sections 1.1, 1.3, 1.4, 1.9, 5.5, 5.6, 5.10, 5.11, 9.1, 10.2, and 11.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1       This Agreement may be terminated by the Trust.

11.2       In the event of any such termination, in the absence of willful breach, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Acquired Fund, the Adviser, or their respective board members, members, shareholders and officers.  In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS

12.1       This Agreement may be amended, modified, or supplemented in such manner as may be agreed upon in writing by the officers of the Trust as specifically authorized by the Trust’s Board of Trustees.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1       The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3       This Agreement shall be governed by and construed in accordance with the laws of the State of Colorado, without regard to conflict of laws.

13.4       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5       It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the property of the respective Fund, as provided in the Trust Governing Documents.  Moreover, no series of the Trust other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Acquired Fund or Acquiring Fund, respectively, hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of the Trust and such Fund hereunder.  The execution and delivery of this Agreement have been authorized by the Trust’s Board of Trustees on behalf of the Acquiring Fund and the Acquired Fund and signed by authorized officers of the Trust, acting as such.  Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XIV
NOTICES

14.1       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Trust shall have last designated by notice to the other party.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SEGALL BRYANT & HAMILL TRUST, on behalf of the Segall Bryant & Hamill Small Cap Value Dividend Fund

By:
Name:
Title:

SEGALL BRYANT & HAMILL TRUST, on behalf of the Segall Bryant & Hamill Small Cap Value Fund

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 1.7, 5.11, and 9.1 only

SEGALL BRYANT & HAMILL, LLC

By:
Name:
Title:

EXHIBIT B

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

	Acquired Fund Small Cap Value Dividend Fund	Acquiring Fund Small Cap Value Fund
Investment Objective	The Small Cap Value Dividend Fund seeks to achieve long-term capital appreciation.	The Small Cap Value Fund seeks to achieve long-term capital appreciation.
Principal Investment Strategies

●The Fund emphasizes investments in dividend-paying, small companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

●Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-capitalization dividend-paying companies.

● The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Value Index, at the time of purchase. As of March 31, 2020, the benchmark capitalization range was $5.3 million to $5.5 billion. As of March 31, 2020, the weighted average market capitalization of the benchmark index was approximately $1.6 billion as compared to approximately $2.3 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

●The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.

●Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

●The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by gathering information about the company’s product(s) or service(s) by talking to sources including customers, suppliers, competitors, and other industry contacts.

●Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small-capitalization companies.

●The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Value Index, at the time of purchase. As of March 31, 2020, the benchmark capitalization range was $5.3 million to $5.5 billion. As of March 31, 2020, the weighted average market capitalization of the benchmark index was approximately $1.6 billion as compared to approximately $1.8 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

●The Fund will primarily invest in common stock. The Fund is not limited to the stocks included in the Russell 2000® Value Index.

●With respect to portfolio structure, the Adviser maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The Adviser maintains guidelines to monitor this variance.

●The investment process used by the Fund’s adviser, Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), is driven by a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company’s holdings or key characteristics, as well as broader economic factors) and experienced judgment.

●The Adviser seeks to invest in companies the stocks of which the Adviser believes are trading below the Adviser’s estimate of their intrinsic values. The Adviser searches for companies it believes are attractively priced relative to historical valuation, peer groups, and the market, concentrating most on cash flow capability over time.

●The goal of the team’s process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model, using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

●The team also considers a company’s environmental, social, and corporate governance (ESG) practices.

●With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

●The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

●The team seeks to identify companies that have the potential for significant improvement in return on invested capital (“ROIC”), with the idea being that, as ROIC improves, each dollar invested in the business earns an incrementally higher return. The team requires that management is ROIC-focused, financially incentivized to improve returns through appropriate capital allocation, and able to articulate an appropriate returns-based strategy to improve profitability.

●The team also considers a company’s environmental, social, and corporate governance (ESG) practices.

●The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

●Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Investment Adviser	Segall Bryant & Hamill, LLC	Segall Bryant & Hamill, LLC
Portfolio Managers	Ralph M. Segall	Mark T. Dickherber, CFA, CPA Shaun P. Nicholson

EXHIBIT C

SEGALL BRYANT & HAMILL TRUST

SHAREHOLDER INFORMATION

Small Cap Value Dividend Fund

Small Cap Value Fund

HOW TO INVEST AND OBTAIN INFORMATION

How to Contact Segall Bryant & Hamill Funds

The following section explains how to contact Segall Bryant & Hamill Funds and how to purchase, exchange, and redeem your Segall Bryant & Hamill Fund shares (“shares”). It also explains various services and features offered in connection with your account. Please call us at (800) 392-2673 if you have any questions or to obtain an Account Application.

CONTACTING SEGALL BRYANT & HAMILL FUNDS

Online

www.sbhfunds.com:
Segall Bryant & Hamill Transaction Center
24 hours a day, seven days a week

● Access account information

● Perform transactions

● Access duplicate statements and tax forms

● Change your address or distribution options

By Telephone

(800) 392-2673:
Segall Bryant & Hamill Investor Services
Weekdays: 8 a.m. to 6 p.m. Eastern Time
Segall Bryant & Hamill Automated Service Line
24 hours a day, seven days a week

● Access account information

● Obtain Fund prices and distribution rates

By Regular Mail

Segall Bryant & Hamill Funds
P.O. Box 46707
Cincinnati, Ohio 45246-0707

The Funds do not consider the Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Segall Bryant & Hamill Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Express, Certified or Registered Mail	Segall Bryant & Hamill Funds 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246

Purchasing Shares

You may purchase additional Fund shares through any of the options below. In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another Fund by any of these methods.

By Mail

Opening a New Account

Mail a completed Account Application with your check Mail a completed Account Application with your check to:

Segall Bryant & Hamill Funds

P.O. Box 46707

Cincinnati, OH 45246-07073

By Express, Certified, or Registered Mail to

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Adding to Your Existing Account

Complete the tear-off investment slip from your last statement and mail with your check to the appropriate address. Or, send your check and a written request following the instructions described in the section “How to Invest and Obtain Information” of the Information Statement/Prospectus to the appropriate address to the appropriate address.

By Telephone*	If you are an existing shareholder, you may purchase additional Fund shares by telephone. Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

By Online Access*	If you are an existing shareholder, you may purchase additional shares online. Access the Segall Bryant & Hamill Transaction Center at www.sbhfunds.com 24 hours a day, seven days a week.

By Automatic Investment Plan

Complete the Automatic Investment Plan Section on your Account Application to have money automatically withdrawn from your bank account monthly, quarterly or annually.

The minimum automatic investment for Retail Class shares is $25 per month per Fund.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire

You may purchase Fund shares by wire transfer from your bank account to your Fund account.

To place a purchase by wire, please call (800) 392-2673 to speak with a Segall Bryant & Hamill Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” in the Information Statement.

Important notes on purchasing shares:

●	When you purchase shares, your request will be processed at the net asset value calculated after your order is received in good order and with clear instructions as to the Fund, account number, and amount.

●	Please make your check payable to “SBH Funds” in U.S. dollars drawn on a U.S. bank account.

●	Cash, post-dated checks, credit card checks, traveler’s checks, money orders, instant loan checks, third-party checks, checks drawn on foreign banks and cashier’s check for amounts under $10,000 will not be accepted for purchases. Cashier’s checks for amounts over $10,000 will be accepted for purchases.

●	If you are purchasing shares in a retirement account(3) please indicate whether the purchase is a rollover, a current year or a prior-year contribution.

●	After receipt of your order by telephone, or online, your bank account will be debited within 1-2 business days.

●	If a check does not clear your bank, Segall Bryant & Hamill Funds reserves the right to cancel the purchase.

●	If Segall Bryant & Hamill Funds is unable to debit your predesignated bank account for purchases, Segall Bryant & Hamill Funds may make additional attempts or cancel the purchase.

●	Segall Bryant & Hamill Funds reserves the right to reject any order.

●	If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Segall Bryant & Hamill Funds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds.

●	A transfer of shares between classes of the same Fund generally is not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

Investment Minimums	Retail Class(1)	Institutional Class(2)
To open a new regular account	$2,500	$250,000
To open a new retirement, education(3) or UGMA/UTMA account	$1,000	$250,000
To open an Automatic Investment Plan account	$1,000	$250,000
Automatic Investments	$25 per month per Fund	–
To add to any type of account	$25	–

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part, including the right to waive the Institutional Class minimums if, in the Adviser’s sole opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum.

(1)	Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums: $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts.

(2)	The minimum investment in the Institutional Class shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership within a Fund. Common ownership includes individual and joint accounts as well as accounts where an investor has beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. Please see the section “Accounts Opened Through a Service Organization” in the Information Statement for more information regarding investment minimums on accounts opened through a service organization.

(3)	A description of the retirement and education accounts available for investment in the Segall Bryant & Hamill Funds may be found in the Statement of Additional Information (“SAI”) for the Funds. Please see the back cover of this prospectus for the telephone number, mailing address, and website address where you can request a free copy of the SAI.

Exchanging Shares

You may (i) exchange your Fund shares or (ii) exchange shares between classes of the same Fund, through any of the options below. In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

By Mail	Send a written request following the instructions in the section “Exchanging Shares” of the Information Statement and mail to the appropriate address.

By Telephone*	Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

By Online Access*	Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.

Automatically	Call (800) 392-2673 to receive instructions for automatically exchanging shares between funds on a monthly, quarterly or annual basis (“Systematic Exchange Agreement”).

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” of the Information Statement/Prospectus.

Important notes on exchanging shares:

●	Exchanges must meet the minimum investment requirements described in the section “Purchase and Sale of Fund Shares” of the Information Statement.

●	Exchanges between accounts will be accepted only if registrations are identical.

●	Please be sure to read the Prospectus for the Fund into which you are exchanging.

●	An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-advantaged account.

●	Exchanges of shares between classes of the same Fund are generally not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

Redeeming Shares

You may redeem your Fund shares by any of the options below.

By Mail	Send a written request following the instructions in the “Redeeming Shares” section of the Information Statement and mail to the appropriate address.

By Telephone*

If you are an existing shareholder, you may redeem your shares by telephone.

Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time or use the Segall Bryant & Hamill Automated Service Line 24 hours a day, seven days a week.

By Online Access*	If you are an existing shareholder, you may redeem your shares online. Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.

By Systematic Withdrawal Plan

You may redeem Fund shares automatically (in any multiple of $50) monthly, quarterly or annually.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire

You may redeem Segall Bryant & Hamill shares by wire transfer from your Segall Bryant & Hamill account to your bank account.

You must have established bank instructions prior to placing wire redemptions.

To arrange a wire redemption, please call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

To add bank instructions to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” of the Information Statement/Prospectus.

Important notes on redeeming shares:

●	You may redeem your Fund shares on any business day that the New York Stock Exchange (the “Exchange”) is open.

●	Generally, redemption proceeds will be sent by check to the shareholder’s address of record within seven days after receipt of a valid redemption request.

●	Generally, a wire transfer will be sent directly into your designated bank account the next business day after receipt of your valid redemption request, and an electronic funds transfer will be sent the second business day after receipt of your order.

●	If the shares you are redeeming were purchased by check, Segall Bryant & Hamill Funds will delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear. If the shares you are redeeming were purchased by telephone, online or through the Automatic Investment Plan, Segall Bryant & Hamill Funds will delay the mailing of your redemption check until confirmation of adequate funds has been received, which is generally no longer than five business days.

●	The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

Additional Information on Telephone and Online Services

●	All shareholders (except for certain accounts opened through Service Organizations and certain retirement accounts) are automatically granted online transaction privileges unless they are explicitly declined on the Account Application or in writing to Segall Bryant & Hamill Funds. Accounts opened through Service Organizations and certain retirement accounts may or may not have such privileges, depending on the privileges made available by that Service Organization or retirement plan administrator.

●	Shareholders can follow the instructions provided at the Segall Bryant & Hamill Transaction Center to access these services.

●	Online purchases and redemptions are completed by electronic funds transfer from your bank account to your Segall Bryant & Hamill Funds account. To establish this privilege, please complete the “Bank Information” section of your Account Application. You may also call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

●	Online redemptions and exchanges are not available for business or certain fiduciary accounts.

●	There is a $50,000 daily maximum for each account for each separate type online transaction (purchases and redemptions).

●	It may be difficult to reach the Funds by telephone or online during periods of unusual market activity. If this happens, you may transact on your account by mail as described in this Prospectus.

Security Issues

The Funds have procedures to enhance security, including the use of 128-bit encryption through the Segall Bryant & Hamill Transaction Center, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions. However, shareholders may give up some level of security by choosing to transact by telephone or online rather than by mail.

The Funds also have procedures to confirm that telephone and online transaction requests are genuine. The Funds believe that these procedures are reasonably designed to prevent unauthorized telephone or online transactions, and the Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or online transactions when these procedures are followed and the Fund reasonably believes that the transaction is genuine.

GENERAL ACCOUNT POLICIES

The Funds may modify or terminate account policies, services, and features, but, subject to the Funds’ right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders sixty (60) days’ written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

The Funds or their agents may temporarily suspend telephone, wire, and online transactions and other shareholder services if they believe it is advisable to do so.

Customer Identification Program

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Account Applications without such information may not be accepted. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified. Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld. An Anti-Money Laundering officer has been appointed by the Funds.

If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

Frequent Trading and Market Timing Risk

While the Funds provide shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Market timing and frequent/excessive trading activities (“Frequent Trading”) of the Funds’ shares can be disruptive to the management of the Funds and hurt the long-term performance of each Fund. In addition, mutual funds with fewer assets under management have greater exposure to Frequent Trading risks.

Frequent Trading of mutual fund shares present a variety of risks for shareholders of a mutual fund who do not engage in Frequent Trading activities. These risks, in general, include:

●	Dilution in the value of a mutual fund’s shares for long-term shareholders;

●	Negative impact on a mutual fund’s performance due to the loss of investment opportunities and/or a more significant impact of cash on fund performance attributable to maintaining larger cash positions to avoid the need to liquidate holdings to meet redemption requests;

●	Increased brokerage costs, administrative costs or capital gains distributions due to higher portfolio turnover;

●	Interference with the efficient management of a mutual fund’s portfolio; and

●	Liquidation of portfolio holdings at a disadvantageous time to satisfy redemption requests.

In addition, mutual funds investing in securities that are primarily listed on foreign exchanges, can be impacted by events affecting the price of foreign securities after the close of a foreign exchange, but prior to the close of trading on the Exchange. During such an event, the closing values of foreign securities would no longer reflect their market value; however, a mutual fund holding such foreign securities might continue to use the closing prices listed on the foreign exchange. This would allow an investor to attempt to capture any pricing inefficiencies by engaging in market timing of fund shares, which may result in dilution in the value of mutual fund shares. This strategy is generally referred to as “time-zone arbitrage.”

Similarly, the Funds that hold small-capitalization (e.g., small company) stocks that are thinly-traded may also be prone to pricing inefficiencies on days where limited trading occurs and significant events occur which could materially impact the value of such stocks.

Frequent Trading Policies and Procedures

The Board of the Funds has adopted Frequent Trading Policies and Procedures described below, which are designed to prevent Frequent Trading activities in the Funds.

●	If the Funds believe, in their sole discretion, that an investor is engaging in Frequent Trading activity, each Fund reserves the right to reject any purchase or exchange order. Purchase or exchange orders accepted by a financial intermediary in violation of the Funds’ Frequent Trading policies are not deemed accepted by a Fund and may be cancelled or revoked on the next business day following receipt by the financial intermediary. The Funds will not be responsible for any losses you may suffer as a result of a Fund rejecting your purchase or exchange order.

●	The Funds reserve the right to impose restrictions on the trading activity of accounts traded through financial intermediaries.

●	The Board has approved fair value pricing and valuation procedures to address circumstances when prices are either unavailable or considered unreliable. For example, a significant event that is likely to materially affect a Fund’s net asset value has occurred after the relevant foreign market has closed, but prior to the valuation time.

In addition, under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon a Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all short-term trading will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Neither the Trust nor its Funds accommodate Frequent Trading. However, none of these tools alone, nor all of them taken together, can eliminate the possibility that Frequent Trading activities will occur. The Funds may consider the trading history of accounts under common ownership or control in any Fund for the purpose of enforcing these policies.

Written Instructions

To process transactions in writing, your request should be sent to Segall Bryant & Hamill Funds, P.O. Box 46707, Cincinnati, Ohio 45216-0707 and must include the following information:

●	The name and class of the Fund(s).

●	The account number(s).

●	The amount of money or number of shares.

●	The name(s) on the account.

●	The signature(s) of all registered account owners (signature guaranteed, if applicable).

●	Your daytime telephone number.

Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

A Medallion signature guarantee must be signed in the name of the guarantor by an authorized person with that person’s title and the date. The Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee your signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the United States.

To protect your accounts from fraud, the following transactions will require a signature guarantee:

●	Transferring ownership of an account.

●	Redeeming by check payable to someone other than the account owner(s).

●	Redeeming by check mailed to an address other than the address of record.

●	Redeeming by check mailed to an address that has been changed without a signature guarantee within the last 15 days.

●	Redeeming by electronic transfer to a bank account other than the bank account of record.

The Funds require an original signature guarantee stamp for redemptions greater than $50,000 from your account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Annual Small Balance Account Maintenance Fee – Retail Class Only

The Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by the Funds with a value less than $750 due to either market activity or redemptions. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an active automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with the Funds in multiple accounts (multiple accounts with balances totaling over $10,000 must have the same Social Security number to qualify). The annual maintenance fee may only be increased with the approval of the Funds’ Board of Trustees.

The Funds reserve the right to redeem your Retail class account should your balance fall below the required minimum described in the section “Purchasing Shares – Investment Minimums”. Prior to redemption, the Fund will send a letter advising you to either bring the value of the shares held in the account up to the minimum or establish an automatic investment of at least $25 per month for your retail class account.

Involuntary Redemptions

The Funds reserve the right to close an account if the shareholder is deemed to engage in activities relating to the Funds that are illegal or otherwise believed to be detrimental to a Fund.

Redemption Payments/Redemptions In-Kind

The Funds reserve the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash. Shareholders who receive a redemption-in-kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their securities, particularly where securities are sold prior to maturity. Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions.

Address Changes

To change the address on your account, call (800) 392-2673 or send a written request signed by all account owners. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 15 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call (800) 392-2673.

Quarterly Consolidated Statements and Shareholder Reports

The Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan purchase transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you each year and filed with the IRS.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated Prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in the Segall Bryant & Hamill Funds.

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports and Prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or Prospectuses should call (800) 392-2673 or write to us at Segall Bryant & Hamill Funds, P.O. Box 46707, Cincinnati, Ohio 45246-0707. In addition, shareholders have the option to discontinue printed and mailed account statements and/or shareholder reports in favor of electronic versions which may be accessed on the Funds’ website through a link contained in an email sent to the shareholder. Shareholders must “opt-in” for this service by following the instructions on the website at www.sbhfunds.com.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. You will be responsible for any fees charged to the Fund for insufficient funds (failed payment) and you may be responsible for any fees imposed by your bank as well as any losses that the Fund may incur as a result of the canceled purchase.

Disclosure of Fund Holdings

The SAI contains a complete description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities. All of the Funds’ holdings are posted on the Funds’ website at www.sbhfunds.com on or around the 15th of each month. Information on the Funds’ top ten holdings may be posted earlier than the complete holdings.

Price of Fund Shares

All purchases, redemptions, and exchanges will be processed at the net asset value (“NAV”) next calculated after your request is received in good order by the transfer agent or certain authorized financial intermediaries in proper form. A Fund’s NAV is determined as of the close of regular trading on the Exchange, currently 4:00 p.m. Eastern Time, on each day that the Exchange is open. In order to receive that day’s price, your request must be received by the transfer agent or certain authorized financial intermediaries by the close of regular trading on the Exchange on that day. If not, your request will be processed at the Fund’s NAV at the close of regular trading on the next business day. To be in good order, your request must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than 4:00 p.m. Eastern Time. In the event the Exchange does not open for business because of an emergency, the Funds may, but are not required to, open one or more Funds for purchase, redemption, and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call (800) 392-2673.

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

The Funds have authorized financial intermediaries to accept on its behalf purchase and redemption orders made through a mutual fund supermarket. Such financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on behalf of the Funds.

The Trust reserves the right to reprocess purchase, redemption, and exchange transactions that were initially processed at a NAV that is subsequently adjusted, and recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, provided that such reprocessing commences upon determination of a NAV adjustment and proceeds until fully implemented.

A Fund’s NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund’s investments are generally valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith under the direction of the Board. If any security is valued using fair value pricing, a Fund’s value for that security is likely to be different from the last quoted market price and from the prices used by other mutual funds to calculate their net asset values.

Valuation

Valuing Domestic Securities

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. However, securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market, for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid prices. There are very limited circumstances in which domestic securities are expected to use fair value pricing (for example, if the exchange on which a security is principally traded closes early, if trading in a particular security was halted during the day and did not resume prior to the valuation time or when investing in restricted or private placement securities with no readily available market price). Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Valuing Foreign Securities

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal foreign exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the most recent exchange rate prior to the valuation time provided by the Funds’ independent pricing service. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell shares. Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the valuation time that is likely to materially affect a Fund’s net asset value (i.e., a “significant event”), the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to, company-specific announcements, significant market volatility, natural disasters, armed conflicts, and significant governmental actions. The primary objective of fair value pricing with respect to foreign securities is to minimize the possibilities for time-zone arbitrage.

Valuing Fixed Income Obligations

Fixed income obligations generally do not have readily available market quotations. As such, the Funds employ an independent pricing service selected by the Adviser, and approved by the Board, that may provide “evaluated” prices using generally accepted pricing methodologies. Prices obtained from the pricing service utilize both dealer-supplied valuations when available, and modeling techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. If the Adviser concludes that the  “evaluated” price is unreliable or if the independent pricing service cannot provide a valuation for the security, the security may be valued using quotations from at least one broker-dealer selected by the Adviser or the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board.

Derivatives

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with a financial intermediary (your “Service Organization”). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares. Retail Class Accounts offered through a Service Organization may require different minimum initial and subsequent investments than Segall Bryant & Hamill Funds requires. Institutional Class accounts offered through a Service Organization that offer institutional class shares, such as but not limited to a transaction fee platform, will be exempt from the $250,000 minimum investment amount. Exceptions to the Institutional Class minimums will also apply for intermediaries in a fiduciary role with respect to retirement assets under applicable Department of Labor regulation, qualified retirement plans, and other account types with lower or no networking and/or omnibus fees charged to the Funds.

The Funds reserve the right to change the amount of minimums through Service Organizations from time to time or to waive them in whole or in part.

Service Organizations may also impose additional charges and restrictions, earlier cut-off times or different transaction policies and procedures, including more or less stringent policies, with respect to charging redemption fees from those applicable to shareholders that invest in Segall Bryant & Hamill Funds directly. Shareholders investing through Service Organizations should inquire about such policies prior to investing. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. The Segall Bryant & Hamill Funds are not responsible for the failure of any Service Organization to carry out its obligations to its customers.

Certain Service Organizations may charge networking and/or omnibus account fees with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (“NSCC”) or similar systems. These fees may be paid by the Funds either directly to the Service Organizations or to the Administrators, which they use to reimburse the Service Organizations.

A Service Organization may receive fees from each Fund or the Adviser for providing services to the Fund or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting, and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Fund or the Adviser with respect to their customers’ assets invested in the Fund. Payments made by the Adviser are predominantly based on current assets serviced by the Service Organization, but they may be based on other measures, such as number of participants in a retirement plan. The amount of these payments, as determined from time to time by the Adviser, may be substantial, and may differ for different Service Organizations depending on service levels, depth of relationship and product. The Adviser may also share certain marketing expenses with, or pay for or sponsor, informational meetings, seminars or client appreciation events for such Service Organizations or financial intermediaries using such Service Organizations to raise awareness of the Funds. The receipt (or prospect of receiving) payments described above may provide a Service Organization, its salespersons or financial intermediaries using such Service Organizations with an incentive to favor sales of Fund shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives payments in lower amounts. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations of the Funds.

EXHIBIT D

CAPITALIZATION

The following table shows the capitalization of each of the Funds as of December 31, 2019, and on a pro forma basis as of December 31, 2019, giving effect to the Reorganization as if it had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the Fund securities of the Acquired and Acquiring Funds between December 31, 2019, and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period. The Acquiring Fund (the Small Cap Value Fund) is expected to be the surviving entity for accounting purposes of the Reorganization.

	Small Cap Value Dividend Fund	Small Cap Value Fund	Pro Forma Adjustments	Small Cap Value Fund – Pro Forma Combined
Net Assets
Retail Class	$19,820,595	$10,300	--	$19,830,895
Institutional Class	$68,391,991	$169,890,927	--	$238,282,918

Outstanding Shares
Retail Class	2,203,689	810	(644,240)	1,560,259
Institutional Class	7,539,898	13,364,172	(2,159,962)	18,744,108

NAV Per Share
Retail Class	$8.99	$12.71	--	$12.71
Institutional Class	$9.07	$12.71	--	$12.71

EXHIBIT E

CONTROL SHAREHOLDERS

As of July 14, 2020, to the knowledge of the Trust, the following persons were known to own of record and/or beneficially 5% of more of any class of the voting securities of the Acquired Fund:

Fund Name and Class	Name and Address of Owner	Number of Shares	Percentage Ownership of Share Class	Type of Ownership
Small Cap Value Dividend Fund – Retail Class
	CHARLES SCHWAB CO INC/SPECIAL ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 9601 E PANORAMA CIR. ENGLEWOOD, CO 80112-3441	988,973.9940	60.70%	Record Only
	NATIONAL FINANCIAL SERVICES LLC/FBO OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS DEPT 5TH FL NEW YORK, NY 10281-1003	168,120.2230	10.32%	Record Only
Small Cap Value Dividend Fund – Institutional Class
	CHARLES SCHWAB CO INC/SPECIAL ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 9601 E PANORAMA CIR. ENGLEWOOD, CO 80112-3441	3,260,061.4210	46.43%	Record Only
	GREAT-WEST TRUST COMPANY LLC TTEE F/FBO THE RITE AID 401K 8525 E ORCHARD RD GREENWOOD VILLAGE CO 80111	2,721,256.9380	38.76%	Record Only
	NATIONAL FINANCIAL SERVICES LLC/FBO OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS DEPT 5TH FL NEW YORK, NY 10281-1003	852,690.0610	12.14%	Record Only

Small Cap Value Fund – Retail Class
	CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	10,447.0700	65.45%	Record Only
	VANGUARD BROKERAGE SERVICES 100 VANGUARD BLVD MALVERN, PA 19355-2331	3,143.1410	19.69%	Record Only
	JANICE M TEAGUE SHERIDAN, WY 82801-1866	1,561.0710	9.78%	Beneficial Only
	RALPH SEGALL TRUST/RALPH SEGALL, TTEE EVANSTON, IL 60202	810.3730	5.08%	Beneficial Only
Small Cap Value Fund – Institutional Class
	CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	11,279,989.1500	51.23%	Record Only
	NATIONAL FINANCIAL SERVICES LLC/ATTN MUTUAL FUNDS DEPT 499 WASHINGTON BLVD 4TH FL JERSEY CITY, NJ 07310	6,980,420.2150	31.70%	Record Only

EXHIBIT F

FINANCIAL HIGHLIGHTS INFORMATION

Small Cap Value Dividend Fund – Retail Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

Retail	Year Ended December 31, 2019		Year Ended December 31, 2018(a)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of year	$8.06		$10.68	$12.52	$10.52	$13.45
Income (loss) from investment operations:
Net investment income(b)	0.16		0.11	0.10	0.11	0.13
Net realized and unrealized gains (losses) on investments	1.06		(1.52)	(0.35)	3.02	(1.22)
Total from investment operations	1.22		(1.41)	(0.25)	3.13	(1.08)

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.17)	(0.14)	(0.18)	(0.10)
Distributions from net realized gains	(0.12)		(1.04)	(1.45)	(0.95)	(1.75)
Total distributions	(0.29)		(1.21)	(1.59)	(1.13)	(1.85)

Net asset value, end of year	$8.99		$8.06	$10.68	$12.52	$10.52

Total Return	15.10%		(13.76)%	(1.84)%	29.72%	(8.13)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$19,821		$18,940	$63,507	$86,518	$79,038

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.19	%(c)	1.30%	1.30%	1.30%	1.30%
Without fee waivers/reimbursements	1.33%		1.49%	1.46%	1.45%	1.39%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1.75%		0.99%	0.87%	0.99%	0.99%
Without fee waivers/reimbursements	1.61%		0.80%	0.71%	0.84%	0.90%
Portfolio turnover rate	85%		83%	99%	96%	74%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Value Dividend Fund.
(b)	Calculated using the average shares method.
(c)	Contractual expense limitation changed from 1.30% to 1.14% effective May 1, 2019.

Small Cap Value Dividend Fund – Institutional Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

Institutional	Year Ended December 31, 2019		Year Ended December 31, 2018(a)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of year	$8.13		$10.70	$12.53	$10.53	$13.47
Income (loss) from investment operations:
Net investment income(b)	0.17		0.13	0.13	0.14	0.15
Net realized and unrealized gains (losses) on investments	1.07		(1.52)	(0.36)	3.02	(1.21)
Total from investment operations	1.24		(1.39)	(0.23)	3.16	(1.06)

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.14)	(0.15)	(0.21)	(0.13)
Distributions from net realized gains	(0.12)		(1.04)	(1.45)	(0.95)	(1.75)
Total distributions	(0.30)		(1.18)	(1.60)	(1.16)	(1.88)

Net asset value, end of year	$9.07		$8.13	$10.70	$12.53	$10.53

Total Return	15.26%		(13.55)%	(1.67)%	29.98%	(7.98)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$68,392		$69,053	$113,685	$130,098	$105,418

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.04	%(c)	1.13%	1.12%	1.08%	1.13%
Without fee waivers/reimbursements	1.17%		1.29%	1.26%	1.24%	1.22%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1.90%		1.21%	1.08%	1.24%	1.15%
Without fee waivers/reimbursements	1.77%		1.05%	0.94%	1.08%	1.06%
Portfolio turnover rate	85%		83%	99%	96%	74%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Value Dividend Fund.
(b)	Calculated using the average shares method.
(c)	The contractual expense limitation is 0.99% effective May 1, 2019.

Small Cap Value Fund – Retail Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

Retail	Period Ended December 31, 2019(a)
Net asset value, beginning of period	$12.34
Income (loss) from investment operations:
Net investment income(b)	0.01
Net realized and unrealized gains on investments	0.36
Total from investment operations	0.37

Net asset value, end of period	$12.71

Total Return	3.00	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$10

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.06	%(d)
Without fee waivers/reimbursements	1.06	%(d)
Ratio of net investment income to average net assets
With fee waivers/reimbursements	1.37	%(d)
Without fee waivers/reimbursements	1.37	%(d)
Portfolio turnover rate	28	%(c)(e)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

Small Cap Value Fund – Institutional Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

Institutional	Six Months Ended December 31, 2019(a)		Year Ended June 30, 2019	Year Ended June 30, 2018		Year Ended June 30, 2017		Year Ended June 30, 2016	Year Ended June 30, 2015
Net asset value, beginning of period	$12.59		$13.18	$12.17		$10.33		$11.45	$11.39
Income (loss) from investment operations:
Net investment income(b)	0.09		0.10	0.05		0.01		0.03	0.02
Net realized and unrealized gains (losses) on investments	0.80		0.42	1.81		1.86		(0.58)	0.53
Total from investment operations	0.89		0.52	1.86		1.87		(0.55)	0.55

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.08)	(0.02)		(0.01)		(0.02)	(0.01)
Distributions from net realized gains	(0.66)		(1.03)	(0.83)		(0.02)		(0.55)	(0.48)
Total distributions	(0.77)		(1.11)	(0.85)		(0.03)		(0.57)	(0.49)

Paid-in capital from redemption fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$12.71		$12.59	$13.18		$12.17		$10.33	$11.45

Total Return	7.30	%(d)	5.33%	15.63%		18.07%		(4.68)%	5.21%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$169,891		$141,192	$106,836		$63,072		$43,105	$30,660

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(e)	0.99%	1.01	%(f)	1.15	%(g)	1.20%	1.20%
Without fee waivers/reimbursements	1.14	%(e)	1.14%	1.25%		1.39%		1.68%	1.84%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.38	%(e)	0.81%	0.42%		0.09%		0.28%	0.16%
Without fee waivers/reimbursements	1.23	%(e)	0.66%	0.18%		(0.15)%		(0.20)%	(0.48)%
Portfolio turnover rate	28	%(d)	68%	59%		70%		57%	51%

(a)	Fund changed fiscal year to December 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.
(f)	Contractual expense limitation changed from 1.08% to 0.99% effective November 1, 2017.
(g)	Contractual expense limitation changed from 1.20% to 1.08% effective February 1, 2017.

PART B

SEGALL BRYANT & HAMILL TRUST

Statement of Additional Information

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Segall Bryant & Hamill Trust	Segall Bryant & Hamill Trust

Segall Bryant & Hamill Small Cap Value Dividend Fund	Segall Bryant & Hamill Small Cap Value Fund

August 22, 2020

This Statement of Additional Information (“SAI”) of Segall Bryant & Hamill Trust (the “Trust”) is being furnished in connection with the reorganization (the “Reorganization”) of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Small Cap Value Dividend Fund” or the “Acquired Fund”) with and into the Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund” or the “Acquiring Fund”) (each a  “Fund” and collectively the “Funds”) whereby all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of that Acquiring Fund.

This SAI consists of: (i) this cover page; and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for each of the Funds dated May 1, 2020, as filed on April 29, 2020 (File Nos: 002-75677 and 811-03373).

2.	The Financial Statements of the Acquired Fund and Acquiring Fund, included in the Annual Report to Shareholders dated December 31, 2019, as filed on March 11, 2020 (File No: 811-03373).

3.	The pro forma Financial Statements of the surviving fund, Small Cap Value Fund, as of December 31, 2019.

The pro forma Financial Statements of the surviving fund, Small Cap Value Fund, that are included herein, have as their effective date December 31, 2019, as that date is the date of the most recent Financial Statements of the Acquired Fund.

This SAI is not a prospectus. An Information Statement/Prospectus dated August 22, 2020, relating to the reorganization of the Small Cap Value Dividend Fund into the Small Cap Value Fund may be obtained, without charge, by writing to Segall Bryant & Hamill Funds at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or calling (800) 392-2673. This SAI should be read in conjunction with the Information Statement/Prospectus.

1

Segall Bryant & Hamill Funds

Pro Forma Combined Statement of Investments

December 31, 2019 (Unaudited)

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund
Shares	Shares	Shares		Value	Value	Value
			COMMON STOCKS - 92.9%

			Communication Services - 0.6%
			Media - 0.6%
-	34,123	34,123	John Wiley & Sons, Inc. - Class A	$-	$1,655,648	$1,655,648

			Consumer Discretionary - 6.6%
			Auto Components - 0.6%
-	74,570	74,570	Dana, Inc.	-	1,357,174	1,357,174
36,578	-	36,578	Modine Manufacturing Co. (a)	281,651	-	281,651
				281,651	1,357,174	1,638,825
			Diversified Consumer Services - 0.4%
-	1,825	1,825	Graham Holdings Co. - Class B	-	1,166,157	1,166,157

			Hotels, Restaurants & Leisure - 3.7%
-	43,703	43,703	Boyd Gaming Corp.	-	1,308,468	1,308,468
69,154	-	69,154	Jack in the Box, Inc.	5,396,086	-	5,396,086
35,858	-	35,858	Papa John's International, Inc.	2,264,433	-	2,264,433
132,505	-	132,505	Red Lion Hotels Corp. (a)	494,244	-	494,244
				8,154,763	1,308,468	9,463,231
			Household Durables - 0.5%
-	22,978	22,978	La-Z-Boy, Inc.	-	723,347	723,347
-	13,049	13,049	M.D.C. Holdings, Inc.	-	497,950	497,950
				-	1,221,297	1,221,297
			Internet & Direct Marketing Retail - 0.3%
90,626	-	90,626	Quotient Technology, Inc. (a)	893,572	-	893,572

			Specialty Retail - 1.1%
-	26,444	26,444	Aaron's, Inc.	-	1,510,217	1,510,217
-	85,656	85,656	Winmark Corp.	-	1,259,143	1,259,143
				-	2,769,360	2,769,360
			Consumer Staples - 4.4%
			Food Products - 4.4%
344,021	-	344,021	Hain Celestial Group, Inc. (The) (a)	8,929,065	-	8,929,065
51,652	-	51,652	TreeHouse Foods, Inc. (a)	2,505,122	-	2,505,122
				11,434,187	-	11,434,187
			Energy - 8.2%
			Energy Equipment & Services - 2.1%
41,962	-	41,962	Helmerich & Payne, Inc.	1,906,334	-	1,906,334
294,845	-	294,845	NexTier Oilfield Solutions, Inc. (a)	1,975,461	-	1,975,461
-	101,123	101,123	Solaris Oilfield Infrastructure, Inc. - Class A	-	1,415,722	1,415,722
				3,881,795	1,415,722	5,297,517
			Oil, Gas & Consumable Fuels - 6.1%
147,828	-	147,828	Encana Corp. (Canada)	693,313	-	693,313
-	362,850	362,850	Enerplus Corp. (Canada)	-	2,587,120	2,587,120
54,299	-	54,299	Parsley Energy, Inc. - Class A	1,026,794	-	1,026,794
-	42,222	42,222	PBF Energy, Inc. - Class A	-	1,324,504	1,324,504
103,262	-	103,262	PDC Energy, Inc. (a)	2,702,367	-	2,702,367
-	36,234	36,234	Scorpio Tankers, Inc.	-	1,425,446	1,425,446
-	98,827	98,827	Vermillion Energy, Inc. (Canada)	-	1,616,810	1,616,810
321,012	-	321,012	WPX Energy, Inc. (a)	4,410,705	-	4,410,705
				8,833,179	6,953,880	15,787,059

1

Segall Bryant & Hamill Funds

Pro Forma Combined Statement of Investments (Continued)

December 31, 2019 (Unaudited)

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund
Shares	Shares	Shares		Value	Value	Value
			COMMON STOCKS - 92.9% (Continued)

			Financials - 21.4%
			Banks - 15.6%
-	60,962	60,962	Atlantic Union Bancshars Corp.	$-	$2,289,123	$2,289,123
33,126	-	33,126	Community Bank System, Inc.	2,349,958	-	2,349,958
43,712	-	43,712	Enterprise Financial Services Corp.	2,107,356	-	2,107,356
57,927	-	57,927	First Busey Corp.	1,592,992	-	1,592,992
-	165,247	165,247	F.N.B. Corp.	-	2,098,637	2,098,637
-	30,329	30,329	First Interstate BancSystem, Inc. - Class A	-	1,271,392	1,271,392
-	35,310	35,310	Glacier Bancorp, Inc.	-	1,623,907	1,623,907
41,493	-	41,493	IBERIABANK Corp.	3,104,921	-	3,104,921
-	25,855	25,855	Independent Bank Corp.	-	2,152,429	2,152,429
-	18,891	18,891	Independent Bank Group, Inc.	-	1,047,317	1,047,317
116,538	-	116,538	Investors Bancorp, Inc.	1,388,550	-	1,388,550
39,529	18,504	58,033	Lakeland Financial Corp.	1,934,154	905,401	2,839,555
64,331	-	64,331	National Bank Holdings Corp. - Class A	2,265,738	-	2,265,738
48,878	-	48,878	Renasant Corp.	1,731,259	-	1,731,259
-	25,872	25,872	Sandy Spring Bancorp, Inc.	-	980,031	980,031
52,463	-	52,463	Seacoast Banking Corp. of Florida (a)	1,603,794	-	1,603,794
157,262	79,593	236,855	Umpqua Holding Corp.	2,783,537	1,408,796	4,192,333
69,453	-	69,453	United Community Banks, Inc.	2,144,709	-	2,144,709
58,781	-	58,781	WesBanco, Inc.	2,221,334	-	2,221,334
-	18,655	18,655	Wintrust Financial Corp.	-	1,322,639	1,322,639
				25,228,302	15,099,672	40,327,974
			Consumer Finance - 0.4%
-	121,206	121,206	SLM Corp.	-	1,079,946	1,079,946

			Insurance - 2.6%
-	20,455	20,455	Argo Group International Holdings, Ltd. (Bermuda)	-	1,344,916	1,344,916
-	23,735	23,735	Axis Capital Holdings, Ltd. (Bermuda)	-	1,410,808	1,410,808
-	94,815	94,815	CNO Financial Group, Inc.	-	1,718,996	1,718,996
-	19,866	19,866	Horace Mann Educators Corp.	-	867,350	867,350
-	39,102	39,102	ProAssurance Corp.	-	1,413,146	1,413,146
				-	6,755,216	6,755,216
			Mortgage Real Estate Investment Trust - 1.1%
52,207	-	52,207	Chimera Investment Corp.	1,073,376	-	1,073,376
-	114,723	114,723	Redwood Trust, Inc.	-	1,897,518	1,897,518
				1,073,376	1,897,518	2,970,894
			Thrifts & Mortgage Finance - 1.7%
-	26,595	26,595	OceanFirst Financial Corp.	-	679,237	679,237
-	76,264	76,264	Radian Gropu, Inc.	-	1,918,802	1,918,802
-	45,645	45,645	Washington Federal, Inc.	-	1,672,889	1,672,889
				-	4,270,928	4,270,928
			Health Care - 7.2%
			Biotechnology - 0.3%
27,576	-	27,576	Myriad Genetics, Inc. (a)	750,894	-	750,894

			Health Care Equipment & Supplies - 3.9%
54,171	-	54,171	Angio Dynamics, Inc. (a)	867,278	-	867,278
92,078	-	92,078	Chembio Diagnostics, Inc. (a)	419,876	-	419,876
8,666	-	8,666	ICU Medical, Inc. (a)	1,621,582	-	1,621,582
-	13,996	13,996	LeMaitre Vascular, Inc.	-	503,156	503,156
144,352	-	144,352	Orthofix Medical, Inc. (a)	6,666,175	-	6,666,175
				9,574,911	503,156	10,078,067
			Health Care Providers & Servcies - 2.8%
-	48,966	48,966	Ensign Group, Inc. (The)	-	2,221,588	2,221,588
37,523	-	37,523	Hanger, Inc. (a)	1,036,010	-	1,036,010
41,364	-	41,364	Magellan Health, Inc. (a)	3,236,733	-	3,236,733
22,605	-	22,605	MEDNAX, Inc. (a)	628,193	-	628,193
				4,900,936	2,221,588	7,122,524
			Pharmaceuticals - 0.2%
-	19,945	19,945	Phibro Animal Health Corp. - Class A	-	495,234	495,234

2

Segall Bryant & Hamill Funds

Pro Forma Combined Statement of Investments (Continued)

December 31, 2019 (Unaudited)

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund
Shares	Shares	Shares		Value	Value	Value
			COMMON STOCKS - 92.9% (Continued)

			Industrials - 11.3%
			Aerospace & Defense - 0.2%
30,592	-	30,592	Maxar Technologies, Inc.	$479,377	$-	$479,377

			Air Freight & Logisctics - 0.5%
-	17,713	17,713	Forward Air Corp.	-	1,239,024	1,239,024

			Airlines - 0.6%
-	8,815	8,815	Allegiant Travel Co.	-	1,534,163	1,534,163

			Building Products - 0.2%
36,413	-	36,413	Quanex Building Products Corp.	621,934	-	621,934

			Construction & Engineering - 1.0%
34,406	-	34,406	Granite Construction, Inc.	952,014	-	952,014
-	23,819	23,819	Primoris Services Corp.	-	529,734	529,734
80,466	-	80,466	Sterling Construction Co., Inc. (a)	1,132,961	-	1,132,961
				2,084,975	529,734	2,614,709
			Electrical Equipment - 4.5%
56,391	-	56,391	AZZ, Inc.	2,591,166	-	2,591,166
31,760	19,126	50,886	EnerSys	2,376,601	1,431,199	3,807,800
60,193	-	60,193	Regal Beloit Corp.	5,153,123	-	5,153,123
				10,120,890	1,431,199	11,552,089
			Machinery - 4.1%
44,139	-	44,139	Astec Industries, Inc.	1,853,838	-	1,853,838
47,341	-	47,341	Columbus McKinnon Corp.	1,895,060	-	1,895,060
-	13,811	13,811	Crane Co.	-	1,192,994	1,192,994
-	19,992	19,992	ITT, Inc.	-	1,477,609	1,477,609
-	130,704	130,704	Mueller Water Products, Inc. - Class A	-	1,565,834	1,565,834
49,561	-	49,561	SPX Corp. (a)	2,521,664	-	2,521,664
				6,270,562	4,236,437	10,506,999
			Professional Services - 0.2%
8,495	-	8,495	Huron Consulting Group, Inc. (a)	583,776	-	583,776

			Information Technology - 12.9%
			Communications Equipment - 1.2%
-	32,062	32,062	InterDigital, Inc.	-	1,747,058	1,747,058
138,863	-	138,863	Sierra Wireless, Inc. (Canada) (a)	1,326,142	-	1,326,142
				1,326,142	1,747,058	3,073,200
			Electronic Equipment, Instruments & Components - 1.6%
16,477	-	16,477	Belden, Inc.	906,235	-	906,235
43,584	-	43,584	FARO Technologies, Inc. (a)	2,194,454	-	2,194,454
-	20,825	20,825	MTS Systems Corp.	-	1,000,225	1,000,225
				3,100,689	1,000,225	4,100,914
			IT Services - 2.5%
332,538	-	332,538	Conduent, Inc. (a)	2,061,736	-	2,061,736
-	54,031	54,031	EVERTEC, Inc.	-	1,839,215	1,839,215
-	20,985	20,985	MAXIMUS, Inc.	-	1,561,074	1,561,074
-	26,308	26,308	TTEC Holdings, Inc.	-	1,042,323	1,042,323
				2,061,736	4,442,612	6,504,348
			Semiconductors & Semiconductor Equipment - 0.5%
-	11,254	11,254	MKS Instruments, Inc.	-	1,238,053	1,238,053

			Software - 4.3%
53,439	-	53,439	Box, Inc. - Class A (a)	896,706	-	896,706
276,660	-	276,660	FireEye, Inc. (a)	4,573,190	-	4,573,190
132,887	-	132,887	Progress Software Corp.	5,521,455	-	5,521,455
				10,991,351	-	10,991,351
			Technology Hardware, Storage & Peripherals - 2.8%
208,871	-	208,871	NCR Corp. (a)	7,343,904	-	7,343,904

3

Segall Bryant & Hamill Funds

Pro Forma Combined Statement of Investments (Continued)

December 31, 2019 (Unaudited)

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund
Shares	Shares	Shares		Value	Value	Value
			COMMON STOCKS - 92.9% (Continued)

			Materials - 7.7%
			Chemicals - 3.9%
123,496	-	123,496	Ferro Corp. (a)	$1,831,446	$-	$1,831,446
-	65,133	65,133	Huntsman Corp.	-	1,573,613	1,573,613
210,622	-	210,622	Innophos Holdings, Inc.	6,735,691	-	6,735,691
				8,567,137	1,573,613	10,140,750
			Containers & Packaging - 1.0%
-	42,374	42,374	Graphic Packaging Holding Co.	-	705,527	705,527
57,885	-	57,885	Silgan Holdings, Inc.	1,799,066	-	1,799,066
				1,799,066	705,527	2,504,593
			Metals & Mining - 1.7%
70,136	-	70,136	Coeur Mining, Inc. (a)	566,699	-	566,699
46,743	-	46,743	Compass Minerals International, Inc.	2,849,453	-	2,849,453
-	52,080	52,080	Warrior Met Coal, Inc.	-	1,100,451	1,100,451
				3,416,152	1,100,451	4,516,603
			Paper & Forest Products - 1.1%
149,621	-	149,621	P.H. Glatfelter Co.	2,738,065	-	2,738,065

			Real Estate - 8.8%
			Equity Real Estate Investments Trusts (REITs) - 8.8%
-	40,019	40,019	CareTrust REIT, Inc.	-	825,592	825,592
89,943	-	89,943	Columbia Property Trust, Inc.	1,880,708	-	1,880,708
21,429	-	21,429	Cousins Properties, Inc.	882,875	-	882,875
97,998	-	97,998	Empire State Realty Trust, Inc. - Class A	1,368,052	-	1,368,052
160,591	-	160,591	Equity Commonwealth	5,272,202	-	5,272,202
34,492	-	34,492	Healthcare Trust of America, Inc. - Class A	1,044,418	-	1,044,418
-	64,343	64,343	Outfront Media, Inc.	-	1,725,679	1,725,679
22,112	-	22,112	Pebblebrook Hotel Trust	592,823	-	592,823
115,385	83,065	198,450	Physicians Realty Trust	2,185,392	1,573,251	3,758,643
-	26,730	26,730	QTS Realty Trust, Inc. - Class A	-	1,450,637	1,450,637
-	30,178	30,178	Rayonier, Inc.	-	988,631	988,631
-	19,496	19,496	Rexford Industrial Realty, Inc.	-	890,383	890,383
-	64,275	64,275	STAG Industrial, Inc.	-	2,029,162	2,029,162
				13,226,470	9,483,335	22,709,805
			Utilities - 3.8%
			Electric Utilities - 1.5%
22,454	17,680	40,134	ALLETE, Inc.	1,822,591	1,435,085	3,257,676
12,806	-	12,806	PNM Resources, Inc.	649,393	-	649,393
				2,471,984	1,435,085	3,907,069
			Gas Utilities - 1.6%
36,583	-	36,583	New Jersey Resources Corp.	1,630,504	-	1,630,504
-	32,197	32,197	Southwest Gas Holdings, Inc.	-	2,446,006	2,446,006
				1,630,504	2,446,006	4,076,510
			Water Utilities - 0.7%
33,681	-	33,681	California Water Service Group	1,736,592	-	1,736,592

			Total Investments at Value - 92.9% (Cost $220,972,659(b))	$155,578,872	$84,313,486	$239,892,358

			Other Assets in Excess of Liabilities - 7.1%	14,322,355	3,899,100	18,221,455

			Net Assets - 100.0%	$169,901,227	$88,212,586	$258,113,813

(a)	Non-income producing security.
(b)	Represents the Pro-Forma Combined cost of investments.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

4

Segall Bryant & Hamill Funds

Pro Forma Combined Statement of Assets and Liabilities

December 31, 2019 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Adjustments		Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund
Assets
Investments, at cost	$144,315,893	$76,656,766	$-		$220,972,659
Investments, at value	155,578,872	84,313,486	-		239,892,358
Cash equivalents (Note 2)	17,060,884	3,031,113			20,091,997
Receivable for Fund shares sold	206,041	912,066	-		1,118,107
Receivable for investment securities sold	167,654	-	-		167,654
Dividends and interest receivable	212,290	123,763	-		336,053
Other assets	10,041	17,672	-		27,713
Total assets	173,235,782	88,398,100	-		261,633,882

Liabilities
Payable for Fund shares redeemed	3,515	72,419	-		75,934
Payable for investment securities purchased	3,167,135	-	-		3,167,135
Payable to Adviser (Note 5)	99,806	52,244	-		152,050
Accrued shareholder servicing fees (Note 5)	22,717	10,929	-		33,646
Payable to third party administrator (Note 5)	5,300	4,300	-		9,600
Accrued chief compliance officer fees (Note 5)	1,260	962	-		2,222
Other accrued expenses	34,822	44,660	-		79,482
Total Liabilities	3,334,555	185,514	-		3,520,069

Net Assets	$169,901,227	$88,212,586	$-		$258,113,813

NET ASSETS consist of:
Paid-in capital	$156,769,016	$78,907,087	$-		$235,676,103
Total accumulated earnings	13,132,211	9,305,499	-		22,437,710
Net Assets	$169,901,227	$88,212,586	$-		$258,113,813

Net Assets
Retail	$10,300	$19,820,595	$-		$19,830,895
Institutional	169,890,927	68,391,991	-		$238,282,918

Shares of Beneficial Interest Outstanding
Retail	810	2,203,689	(644,240	)(a)	1,560,259
Institutional	13,364,172	7,539,898	(2,159,962	)(a)	18,744,108

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$12.71	$8.99			$12.71
Institutional	$12.71	$9.07			$12.71

(a)	Shares of beneficial interest have been adjusted due to the merging of the funds.

See Notes to Financial Statements.

5

Segall Bryant & Hamill Funds

Pro Forma Combined Statement of Operations

Twelve Months Ended December 31, 2019 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Dividend Fund	Adjustments		Pro Forma Combined: Segall Bryant & Hamill Small Cap Value Fund

Investment Income
Dividends	$2,775,204	$2,915,851	$-		$5,691,055
Interest	39,819	31,569	-		71,388
Foreign taxes withheld	(408)	(18,691)	-		(19,099)
Total income	2,814,615	2,928,729	-		5,743,344

Expenses
Investment advisory fees	1,142,010	848,438	-		1,990,448
Administrative fees	175,417	77,148	-		252,565
Shareholder servicing fees
Retail Class	1	42,904	-		42,905
Institutional Class	99,614	34,445	-		134,059
Transfer agent fees	41,677	21,607	-		63,284
Registration and filing fees	25,392	36,334	(25,392	)(a)	36,334
Audit and tax preparation fees	35,075	23,564	(23,564	)(a)	35,075
Custodian fees	31,021	21,391	-		52,412
Fund accounting fees	31,684	-	-		31,684
Trustees' fees and expenses	12,463	17,739	-		30,202
Legal fees	7,679	7,012	-		14,691
Chief Compliance Officer fees	5,955	6,826	-		12,781
Insurance expense	2,729	7,455	-		10,184
Shareholder reporting fees	5,207	-	-		5,207
Independent pricing service fees	150	2,051	-		2,201
Other	12,192	33,359	(6,400	)(a)	39,151
Total expenses before waivers/reimbursements	1,628,266	1,180,273	(55,356)		2,753,183
Expenses waived/reimbursed by investment adviser	(213,943)	(126,172)	-		(340,115)
Net expenses	1,414,323	1,054,101	(55,356)		2,413,068

Net Investment Income	1,400,292	1,874,628	55,356		3,330,276

Realized and Unrealized Gains (Losses)
Net realized gains (loses) on:
Investments	8,029,485	2,035,037	-		10,064,522
Foreign currency	-	(563)	-		(563)
	8,029,485	2,034,474	-		10,063,959

Change in unrealized net appreciation (depreciation) on investments	20,800,903	8,985,157	-		29,786,060

Net realized and unrealized gains	28,830,388	11,019,631	-		39,850,019

Net Increase in Net Assets Resulting From Operations	$30,230,680	$12,894,259	$55,356		$43,180,295

(a)	Decrease due to the elimination of duplicate expenses achieved by merging the funds.

See accompanying notes to financial statements.

6

Notes to Combining Pro Forma Financial Statements of

Segall Bryant & Hamill Funds

December 31, 2019 (Unaudited)

1.	Description of the Fund

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund (the “Fund”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund offers Retail Class shares and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2.	Basis of Combination

Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Target Fund”) is a separate portfolio of the Trust. The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Target Fund by the Fund as if such acquisition had taken place as of January 1, 2019. These statements have been derived from the books and records utilized in calculating daily net asset values at December 31, 2019.

On the pro forma Statement of Operations, certain combined expenses have been adjusted to reflect anticipated contractual changes.

Under the terms of the Agreement and Plan of Reorganization (the “Agreement”), the combination of the Fund and the Target Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The reorganization involves the transfer of substantially all of the assets and known liabilities of the Target Fund to the Fund in exchange for shares of the Fund, and the pro-rata distribution of such shares of the Fund to the shareholders of the Target Fund, as provided by the Agreement. The Fund was determined to be the accounting survivor in the reorganization primarily because the fund composition of the combined fund is expected to be more like the Fund’s current fund composition as a result of the application of the Fund’s investment process after the reorganization. Consequently, the Fund’s performance track record more accurately reflects the results of the investment process that the combined fund will utilize after the reorganization. The investment objectives, policies and restrictions, the expense ratio (including the contractual expense limitation) and the investment advisory fee of the combined fund will be those of the Fund.

7

Notes to Combining Pro Forma Financial Statements of

Segall Bryant & Hamill Funds (Continued)

December 31, 2019 (Unaudited)

The Trust has entered into an advisory agreement with Segall Bryant & Hamill, LLC (the “Adviser”) for the Fund. The Adviser, and specifically the Fund’s portfolio managers, will continue to advise the surviving fund. Following the acquisition, the Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), the historical cost of investment securities held in the Target Fund will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Fund and the Target Fund included in their annual report dated December 31, 2019.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Fund had taken place as of January 1, 2019.

3.	Security Valuation

All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

8

Notes to Combining Pro Forma Financial Statements of

Segall Bryant & Hamill Funds (Continued)

December 31, 2019 (Unaudited)

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)  Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)  Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)  Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s pro-forma combined investments as of December 31, 2019:

Segall Bryant & Hamill Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$239,892,358	$—	$—	$239,892,358
Total	$239,892,358	$—	$—	$239,892,358

9

Notes to Combining Pro Forma Financial Statements of

Segall Bryant & Hamill Funds (Continued)

December 31, 2019 (Unaudited)

Capital Shares

The pro forma net asset value per share assumes the issuance of shares of each class of shares of the Fund that would have been issued at December 31, 2019, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of each class of shares of the Fund, as of December 31, 2019, divided by the net asset value per share of each class of shares the Target Fund as of December 31, 2019. The pro forma number of shares outstanding for the combined fund consists of the following at December 31, 2019:

	Shares of Segall Bryant & Hamill Small Cap Value Fund Pre-Combination December 31, 2019	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination December 31, 2019
Retail Class	14,884	1,064,946	1,079,830
Institutional Class	22,085,546	2,556,784	26,642,330

4.	Federal Income Taxes

The Fund and the Target Fund have each elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code. After the acquisition, the Fund intends to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provision available to certain investment companies, as defined in applicable sections of the Internal Revenue code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the Fund and the Target Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

5.	Merger Costs

The Adviser will pay any expenses incurred in connection with the reorganization, with the exception of any commissions paid for transactions before and after the merger to align the portfolio with the Fund’s holdings.

6.	Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

10

Notes to Combining Pro Forma Financial Statements of

Segall Bryant & Hamill Funds (Continued)

December 31, 2019 (Unaudited)

7.	Transactions with Related Parties

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, based on the average net assets of the Fund, computed daily and payable monthly at 0.80%.

From December 9, 2019 until at least December 31, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expense to average net assets as reported in the Fund’s Financial Highlights will be no more than the amounts as detailed below:

Fund	Retail Class	Institutional Class
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators. Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and paid monthly based on the average daily net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

Prior to May 4, 2019, with the exception of the Fund, ALPS Fund Services, Inc. (“ALPS”) served as the Target Fund’s co-administrator with the Adviser. ALPS and the Adviser were entitled to receive a total fee from the Target Fund for their administrative services computed daily and paid monthly based on the average daily net assets of the Trust. The Adviser received a portion that was calculated based on 0.10% on the first $3.5 billion in average daily net assets of the Trust and 0.05% for net assets greater than $3.5 billion.

Prior to December 9, 2019, for the Fund, UMB Fund Services, Inc. (“UMBFS”) served as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration, LLC served as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the Fund’s custodian.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, forwarding communications from the Fund, providing subaccounting with respect to Fund shares, and other similar services. The Retail Class of the Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents. The Institutional Class of the Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statement of Operations.

11

Notes to Combining Pro Forma Financial Statements of

Segall Bryant & Hamill Funds (Continued)

December 31, 2019 (Unaudited)

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for the Fund. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Fund; (b) make dividend and other distributions to shareholders of the Fund; (c) effect transfers of shares; (d) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses. Prior to December 9, 2019, UMBFS served as the transfer agent for the Fund.

The Board of Trustees of the Trust have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and a partner of the Adviser. The Trustees agreed to have all the Funds of the Trust pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

12

SEGALL BRYANT & HAMILL

PART C

ITEM 15. INDEMNIFICATION

Amended and Restated Declaration of Trust. Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4) to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees, to the fullest extent permitted by law, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided that any such indemnification shall be preceded by a reasonable and fair determination that an indemnification shall be made, where such reasonable and fair means of determination would include: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct, or (b) the reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, by either (i) the vote of a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) by the written opinion of independent legal counsel; and further provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification; and further provided that, as a condition to the advance either: (x) the indemnitee shall provide a security for his or her undertaking; (y) the Trust shall be insured against losses arising by reason of any lawful advances; or (z) either (i) a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding or (ii) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6 Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Distribution Agreement and Master Services Agreement. Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties hereunder; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement. is provided for in Section 11.3 of the Distribution Agreement dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677) and Section 10.3 of the Master Services Agreement dated May 3, 2019 are incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

1

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Segall Bryant & Hamill LLC or any of Segall Bryant & Hamill LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

Other. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)	(a)	Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(b)	Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (1)(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(d)	Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).

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	(e)	Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(f)	Amendment No. 5 dated April 26, 2018 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(g)	Form of Amendment No. 6 dated August 23, 2019 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(2)	(a)	Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated May 1, 2018 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of the Segall Bryant & Hamill Small Cap Value Dividend Fund and Segall Bryant & Hamill Small Cap Value Fund and Segall Bryant & Hamill, LLC is incorporated by reference to Exhibit A hereto.
(5)		See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
(6)	(a)	Investment Advisory Agreement dated May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s Colorado Tax- Exempt Fund, Flexible Income Fund, Global Large-Cap Dividend Fund, International Small-Cap Fund, Large-Cap Dividend Fund, Micro-Cap Opportunity Fund, Mid-Cap Value Dividend Fund, Mid-Cap Value Dividend Fund II, Municipal Opportunities Fund, Plus Bond Fund, Small-Cap Growth Fund, Small-Cap Growth Fund II, Small-Cap Value Dividend Fund and Smid-Cap Value Dividend Fund is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated November 15, 2018 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to Registrant’s Short Term Plus Fund is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated December 24, 2018 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to the merger of Small Cap Growth Fund II and Mid Cap Value Dividend Fund II is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(d)	Amendment No. 3 dated May 1, 2019 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to Registrant’s All Cap Fund, Small Cap Value Fund, Emerging Markets Fund and International Small Cap Fund is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).

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	(e)	Form of Amendment No. 4 dated December 31, 2019 to the Investment Advisory Agreement dated as of May 1, 2018 to remove the Segall Bryant & Hamill Smid Cap Value Dividend Fund that was liquidated and the addition of the Segall Bryant & Hamill Small Cap Core Fund is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(f)	Form of Amendment No. 5 dated May 1, 2020, to the Investment Advisory Agreement dated as of May 1, 2018 to adjust the contractual advisory fee rate for the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund is filed herewith.
(7)	(a)	Form of Distribution Agreement dated May 3, 2019 between Registrant and Ultimus Fund Distributors LLC, is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated October 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated December 9, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(d)	Amendment No. 3 dated December 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(e)	Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (c)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(f)	Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (c)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
(8)	(a)	Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(b)	Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).
(9)	(a)	Form of Custody Agreement dated May 6, 2019, between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(b)	Amendment to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. regarding Segall Bryant & Hamill Small Cap Core to be filed by amendment.
(10)		None
(11)		Opinion and Consent of Davis Graham & Stubbs LLP regarding legality of issuance of shares and other matters, filed herewith
(12)		Form of Tax Opinion filed herewith.
(13)	(a)	(i) Fee Waiver Letter Agreement dated May 1, 2019 between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).

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	(ii)	Form of Fee Waiver Letter Agreement dated December 9, 2019 between Registrant and Segall Bryant & Hamill, LLC related to Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(iii)	Form of Fee Waiver Letter Agreement dated December 31, 2019 related to the liquidation of Segall Bryant & Hamill Smid Cap Value Dividend Fund and the addition of Segall Bryant & Hamill Small Cap Core Fund between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(b)	(i)	Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit 13(h)(1)(i) to Post-Effective Amendment No. 77 as filed with the Commission on April 30, 2013 (Registration No. 2-75677).
	(ii)	Amendment No. 1 dated December 19, 2013 to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
	(iii)	Amendment No. 2 dated April 29, 2016 to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
	(iv)	Amendment No. 3 dated December 15, 2016 to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
	(v)	Letter Agreement dated April 26, 2018 between the Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
	(vi)	Form of Amendment No. 4 dated December 14, 2018, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s Short Term Plus Fund is incorporated herein by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(vii)	Form of Amendment No. 5 dated May 1, 2019, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC to revise the Fees: Expenses section is incorporated herein by reference to Exhibit (h)(1)(vii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(viii)	Form of Amendment No. 6 dated December 31, 2019, to the Third Amended and Restated Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC to revise the Fees: Expenses section is incorporated herein by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(c)	(i)	Form of Master Services Agreement dated May 3, 2019 between Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(ii)	Amendment No. 1 dated October 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).

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(iii) Amendment No. 2 dated December 9, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(iv) Amendment No. 3 dated December 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(v) Amendment dated January 1, 2020, to the Master Services Agreement and Fund Accounting and Fund Administration Fee Letter between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(3)	(i) Shareholder Services Plan dated February 22, 2019, between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(ii) Amended Shareholder Services Plan dated December 31, 2019, between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, with respect to Segall Bryant & Hamill Small Cap Value Dividend Fund and Segall Bryant & Hamill Small Cap Value Fund, filed herewith.
(15)	None
(16)	Power of Attorney dated July 22, 2020, filed herewith.
(17)	(a)	Rule 18f-3 Plan, authorized August 21, 2007, as amended April 29, 2016 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
	(b)	Rule 18f-3 Plan, authorized August 21, 2007, as amended December 15, 2016 is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
	(c)	Rule 18f-3 Plan, authorized August 21, 2007, as amended May 1, 2018, is incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
	(d)	Rule 18f-3 Plan, authorized August 21, 2007, as amended May 1, 2019, is incorporated herein by reference to Exhibit (n)(4) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(e)	Rule 18f-3 Plan, authorized August 21, 2007, as amended December 31, 2019, is incorporated herein by reference to Exhibit (n)(5) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(f)	Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).
	(g)	Code of Ethics of Segall Bryant & Hamill, LLC dated as of October 1, 2018 is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 102 as filed with the Commission on December 12, 2018 (Registration No. 2-75677).

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(h)	Ultimus Fund Distributors, LLC Code of Ethics dated September 30, 2016 (last updated April 3, 2019) is incorporated herein by reference to Exhibit (17)(i) to the Registrant’s Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 23, 2020.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	*		July 23, 2020
	Mary K. Anstine	Chairman of the Board of Trustees, Trustee

	*		July 23, 2020
	Thomas J. Abood	Trustee

	*		July 23, 2020
	Rick A. Pederson	Trustee

	*		July 23, 2020
	John A. DeTore	Trustee

	*		July 23, 2020
	Douglas M. Sparks	Trustee

	*		July 23, 2020
	James A. Smith	Trustee

	*		July 23, 2020
	Janice M. Teague	Trustee

	/s/ Jasper R. Frontz		July 23, 2020
	Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Philip L. Hildebrandt		July 23, 2020
	Philip L. Hildebrandt	President (Principal Executive Officer)
In his capacity as an officer and as Attorney-in-fact.

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Exhibit List

Exhibits	Description
(6)(f)	Form of Amendment No. 5 dated May 1, 2020, to the Investment Advisory Agreement dated as of May 1, 2018 to adjust the contractual advisory fee rate for the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund
(11)	Opinion and Consent of Davis Graham & Stubbs LLP regarding legality of issuance of shares and other matters
(12)	Form of Tax Opinion of Davis Graham & Stubbs LLP
(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, with respect to Segall Bryant & Hamill Small Cap Value Dividend Fund and Segall Bryant & Hamill Small Cap Value Fund
(16)	Powers of Attorney

9